UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.5%)
		Consumer Discretionary (13.2%)
1,075,000		Abercrombie & Fitch Company - Class A	$33,905,500
2,250,000		Amazon.com, Inc.#	282,172,500
1,250,000		American Eagle Outfitters, Inc.	19,862,500
500,000		American Public Education, Inc.#	19,070,000
1,400,000		Carmax, Inc.#	28,882,000
6,100		Cheesecake Factory, Inc.#	128,954
1,600,000		Chico’s FAS, Inc.#	20,432,000
4,100,000		Coach, Inc.	143,008,000
1,800,000		Expedia, Inc.#	38,538,000
3,650,000		GameStop Corp.#	72,160,500
889,900		Guess?, Inc.	35,337,929
1,200,000		Harman International Industries, Inc.	42,660,000
700,000		Home Inns & Hotels Management, Inc.#	21,532,000
750,000		Life Time Fitness, Inc.#	17,962,500
830,000		Lincoln Educational Services Corp.#	17,197,600
1,050,000		LKQ Corp.#	19,687,500
681,766		Lululemon Athletica, Inc.#	19,253,072
800,000		New Oriental Education & Technology Group, Inc.#	54,400,000
355,000		NutriSystem, Inc.	7,227,800
410,000		Priceline.com, Inc.#	80,093,500
2,500,000		Starbucks Corp.#	54,475,000
770,000		Under Armour, Inc.#	19,558,000

			1,047,544,855

		Consumer Staples (2.0%)
2,200,000		Avon Products, Inc.	66,308,000
525,000		Green Mountain Coffee Roasters, Inc.#	44,530,500
600,000		Hansen Natural Corp.#	23,070,000
850,000		Whole Foods Market, Inc.#	23,137,000

			157,045,500

		Energy (16.7%)
1,500,000	GBP	AMEC, PLC	18,077,193
1,100,000		Apache Corp.	108,647,000
750,000		Atwood Oceanics, Inc.#	25,140,000
2,000,000		Cameron International Corp.#	75,320,000
500,000		Comstock Resources, Inc.#	19,495,000
2,940,000		Devon Energy Corp.	196,715,400
1,514,158		ENSCO International, PLC	59,097,587
3,300,000		Halliburton Company	96,393,000
4,450,000		National Oilwell Varco, Inc.	182,005,000
4,150,000		Noble Corp.	167,328,000
1,250,000		Noble Energy, Inc.	92,425,000
1,250,000	GBP	Petrofac, Ltd.	19,153,987
1,300,000		Schlumberger, Ltd.	82,498,000
1,400,000		Suncor Energy, Inc.	44,310,000
1,100,000	CAD	Suncor Energy, Inc.	34,730,886
1,300,000		Transocean, Ltd.#	110,162,000

			1,331,498,053

		Financials (7.0%)
1,175,000		AllianceBernstein Holding, LP	30,244,500
285,000		BlackRock, Inc.	60,938,700
375,000		CME Group, Inc.	107,557,500
2,400,000		E-House China Holdings, Ltd.#	38,496,000
625,000		Franklin Resources, Inc.	61,893,750
250,000		Goldman Sachs Group, Inc.	37,180,000
560,000		IntercontinentalExchange, Inc.#	53,468,800
850,000		Investment Technology Group, Inc.#	17,425,000
3,750,000		Janus Capital Group, Inc.	45,787,500
1,400,000		Legg Mason, Inc.	36,092,000
1,500,000		optionsXpress Holdings, Inc.	21,525,000
925,000		T. Rowe Price Group, Inc.	45,898,500

			556,507,250

		Health Care (6.9%)
450,000		Alexion Pharmaceuticals, Inc.#	20,866,500
650,000		Bruker Corp.#	7,975,500
1,000,000		Emergency Medical Services Corp.#	52,510,000
700,000		Emergent Biosolutions, Inc.#	10,024,000
1,600,000		ev3, Inc.#	23,328,000
800,000		Gen-Probe, Inc.#	34,344,000
550,000		HMS Holdings Corp.#	24,799,500
59,943		Hospira, Inc.#	3,035,513
1,962,000		Human Genome Sciences, Inc.#	51,934,140
648,243		Immucor, Inc.#	12,024,908
350,000		Intuitive Surgical, Inc.#	114,821,000
800,000		Mindray Medical International, Ltd.	27,896,000
494,435		NuVasive, Inc.#	13,646,406
1,100,000		PerkinElmer, Inc.	22,154,000
150,000		SXC Health Solutions Corp.#	7,068,000
800,000		Thoratec Corp.#	22,680,000
1,000,000		Varian Medical Systems, Inc.#	50,290,000
605,518		Warner Chilcott, PLC#	16,548,807
475,000		Waters Corp.#	27,065,500
250,000		WuXi PharmaTech Cayman, Inc.#	3,760,000

			546,771,774

		Industrials (10.4%)
1,100,000		3M Company	88,539,000
8,800,000	CHF	ABB, Ltd.#	159,313,634
607,819		Acuity Brands, Inc.	21,747,764
1,335,000		Bucyrus International, Inc.	69,927,300
450,000		Cummins, Inc.	20,322,000
447,111		Expeditors International of Washington, Inc.	15,246,485
400,000		First Solar, Inc.#	45,320,000

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

1,297,300		Fluor Corp.	$58,819,582
400,000		FTI Consulting, Inc.#	16,580,000
2,000,000		GrafTech International, Ltd.#	25,120,000
475,000		ITT Corp.	22,947,250
876,000		McDermott International, Inc.#	20,691,120
900,000		Parker-Hannifin Corp.	50,319,000
1,950,000		United Technologies Corp.	131,586,000
300,000		Valmont Industries, Inc.	20,838,000
275,000	DKK	Vestas Wind Systems, A/S#	14,464,582
700,000		Westinghouse Air Brake Technologies Corp.	26,831,000
1,300,000		Yingli Green Energy Holding Company, Ltd.#	16,276,000

			824,888,717

		Information Technology (37.9%)
2,000,000		Accenture, PLC	81,980,000
850,000		Akamai Technologies, Inc.#	20,995,000
2,885,000		Altera Corp.	61,508,200
1,336,000		Amphenol Corp. - Class A	53,226,240
1,175,000		Ansys, Inc.#	49,185,500
1,980,000		Apple, Inc.#~	380,397,600
1,179,888		ArcSight, Inc.#	28,022,340
732,858		Atheros Communications, Inc.#	23,502,756
365,000		Baidu.com, Inc.#	150,274,150
750,000		Blue Coat Systems, Inc.#	18,487,500
119,600		Brightpoint, Inc.#	698,464
2,450,000		Broadcom Corp. - Class A#	65,464,000
3,600,000		Cadence Design Systems, Inc.#	20,916,000
6,050,000		Cisco Systems, Inc.#	135,943,500
1,000,000		Cognizant Technology Solutions Corp.#	43,660,000
1,125,000		Cybersource Corp.#	20,340,000
500,000		Dolby Laboratories, Inc.#	25,165,000
4,150,000		eBay, Inc.#	95,533,000
1,275,000		Electronic Arts, Inc.#	20,757,000
725,000		F5 Networks, Inc.#	35,836,750
2,025,000		FLIR Systems, Inc.#	59,899,500
674,000		Google, Inc.#	356,829,080
900,000		Infosys Technologies, Ltd.	46,719,000
2,000,000		Jabil Circuit, Inc.	28,960,000
1,150,000		Juniper Networks, Inc.#	28,554,500
650,000	KRW	LG Display Company, Ltd.	21,012,454
1,250,000		Linear Technology Corp.	32,625,000
940,945		Longtop Financial Technologies, Ltd.#	32,613,154
5,500,000		LSI Logic Corp.#	27,445,000
3,300,000		Marvell Technology Group, Ltd.#	57,519,000
270,000		MasterCard, Inc.	67,473,000
2,700,000	TWD	MediaTek, Inc.	43,561,313
2,200,000		Mentor Graphics Corp.#	17,644,000
550,000		MercadoLibre, Inc.#	20,916,500
800,000		Microchip Technology, Inc.	20,648,000
2,800,000		Motorola, Inc.#	17,220,000
1,150,000		Net 1 UEPS Technologies, Inc.#	20,562,000
2,500,000		NetApp, Inc.#	72,825,000
4,700,000		Nuance Communications, Inc.#	70,594,000
1,600,000		NVIDIA Corp.#	24,624,000
4,000,000		Oracle Corp.	92,240,000
1,668,380		Parametric Technologies Corp.#	27,628,373
56,302		Pegasystems, Inc.	1,872,041
700,000		Perfect World Company, Ltd.#	26,103,000
850,000		Plantronics, Inc.	22,457,000
750,000		Plexus Corp.#	25,507,500
850,000		Polycom, Inc.#	19,065,500
900,000		Rackspace Hosting, Inc.#	16,398,000
825,000		Research In Motion, Ltd.#	51,942,000
800,000		Rofin-Sinar Technologies, Inc.#	17,512,000
1,500,000		Seagate Technology	25,095,000
875,000		Shanda Games, Ltd.#	7,437,500
1,100,000		Silicon Laboratories, Inc.#	46,464,000
950,000		SINA Corp.#	34,352,000
700,000		Solera Holdings, Inc.	23,177,000
610,000		Sourcefire, Inc.#	12,718,500
975,000		STEC, Inc.#	13,669,500
975,000		Taleo Corp.#	19,802,250
1,950,000		Trimble Navigation, Ltd.#	44,635,500
2,000,000		Varian Semiconductor Equipment Associates, Inc.#	58,660,000
1,271,812		VeriFone Holdings, Inc.#	22,625,535

			3,009,499,700

		Materials (4.9%)
800,000		Agrium, Inc.	45,080,000
2,700,000	GBP	Anglo American, PLC#	99,065,912
2,300,000		Barrick Gold Corp.	80,086,000
1,600,000		Calgon Carbon Corp.#	21,424,000
636,785		Cliffs Natural Resources, Inc.	25,439,561
1,400,000	CAD	HudBay Minerals, Inc.#	15,829,787
600,000		Mosaic Company	32,106,000
500,000		Nucor Corp.	20,400,000
3,100,000		Sterlite Industries, Ltd.	50,565,650

			389,996,910

		Telecommunication Services (0.5%)
650,000		Neutral Tandem, Inc.#	10,049,000
850,000		NII Holdings, Inc.#	27,829,000

			37,878,000

		TOTAL COMMON STOCKS (Cost $7,394,702,625)	7,901,630,759

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (1.0%)
82,963,630	Fidelity Prime Money Market Fund - Institutional Class (Cost $82,963,630)	$82,963,630

TOTAL INVESTMENTS (100.5%) (Cost $7,477,666,255)		7,984,594,389

LIABILITIES, LESS OTHER ASSETS (-0.5%)		(43,188,989)

NET ASSETS (100.0%)		$7,941,405,400

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $21,133,200.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound Sterling
KRW	South Korean Won
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.6%)
		Consumer Discretionary (8.5%)
12,000		Apollo Group, Inc. - Class A#~	$727,080
40,000		Carnival Corp.#	1,333,200
17,000		International Game Technology	311,780
15,000		Nike, Inc. - Class B	956,250
63,000		Walt Disney Company	1,861,650

			5,189,960

		Consumer Staples (14.5%)
53,000		Coca-Cola Company	2,875,250
96,000	GBP	Diageo, PLC	1,613,583
42,000	CHF	Nestlé, SA	1,990,873
11,000		PepsiCo, Inc.	655,820
47,000		Walgreen Company	1,694,350

			8,829,876

		Energy (18.7%)
205,000	GBP	BP, PLC	1,912,660
35,000		Chesapeake Energy Corp.	867,300
26,000		ConocoPhillips	1,248,000
29,000		Devon Energy Corp.	1,940,390
60,000		Halliburton Company	1,752,600
20,000		Pride International, Inc.#	592,000
26,000		Schlumberger, Ltd.	1,649,960
17,000		Transocean, Ltd.#	1,440,580

			11,403,490

		Financials (11.5%)
57,000		Bank of America Corp.	865,260
16,500		Franklin Resources, Inc.	1,633,995
7,000		Goldman Sachs Group, Inc.	1,041,040
30,000		JPMorgan Chase & Company	1,168,200
48,000		Leucadia National Corp.#	1,071,840
43,000		Wells Fargo & Company	1,222,490

			7,002,825

		Health Care (9.5%)
18,000		Alcon, Inc.	2,802,780
27,500		Johnson & Johnson	1,728,650
17,500		Merck & Company, Inc.	668,150
12,000		Stryker Corp.	623,040

			5,822,620

		Industrials (11.1%)
30,000		Boeing Company	1,818,000
25,000		FedEx Corp.	1,958,750
115,000		General Electric Company	1,849,200
17,000		United Technologies Corp.	1,147,160

			6,773,110

		Information Technology (25.8%)
22,000		Amdocs, Ltd.#	628,980
110,000		Cisco Systems, Inc.#	2,471,700
150,000		Dell, Inc.#	1,935,000
130,000		eBay, Inc.#	2,992,600
36,000		Electronic Arts, Inc.#	586,080
185,000	SEK	LM Ericsson Telephone Company	1,792,818
70,000		Microsoft Corp.	1,972,600
60,000		Oracle Corp.	1,383,600
105,000		Tellabs, Inc.#	675,150
85,000		Yahoo!, Inc.#	1,275,850

			15,714,378

		TOTAL COMMON STOCKS (Cost $61,242,139)	60,736,259

SHORT TERM INVESTMENT (1.1%)
631,063		Fidelity Prime Money Market Fund - Institutional Class (Cost $631,063)	631,063

TOTAL INVESTMENTS (100.7%) (Cost $61,873,202)			61,367,322

LIABILITIES, LESS OTHER ASSETS (-0.7%)			(404,211)

NET ASSETS (100.0%)			$60,963,111

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $727,080.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
GBP	British Pound Sterling
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.1%)
		Consumer Discretionary (5.6%)
23,000		Amazon.com, Inc.#	$2,884,430
8,000		Nike, Inc. - Class B	510,000
1,700		Priceline.com, Inc.#	332,095

			3,726,525

		Consumer Staples (11.9%)
13,000		Archer-Daniels-Midland Company	389,610
21,000		Avon Products, Inc.	632,940
24,000		Coca-Cola Company	1,302,000
3,000		Colgate-Palmolive Company	240,090
12,000		Costco Wholesale Corp.	689,160
5,000		Diageo, PLC	335,950
4,000		Kimberly-Clark Corp.	237,560
8,000		PepsiCo, Inc.	476,960
7,000		Philip Morris International, Inc.	318,570
11,500		Procter & Gamble Company	707,825
27,000		Wal-Mart Stores, Inc.	1,442,610
31,000		Walgreen Company	1,117,550

			7,890,825

		Energy (17.0%)
18,000		Apache Corp.	1,777,860
5,000		Chevron Corp.	360,600
17,000		ConocoPhillips	816,000
30,000		Devon Energy Corp.	2,007,300
60,000		Halliburton Company	1,752,600
16,000		Noble Energy, Inc.	1,183,040
33,000		Schlumberger, Ltd.	2,094,180
10,000	CAD	Suncor Energy, Inc.	315,735
11,500		Transocean, Ltd.#	974,510

			11,281,825

		Financials (4.5%)
2,750		BlackRock, Inc.	588,005
6,500		Franklin Resources, Inc.	643,695
4,000		Goldman Sachs Group, Inc.	594,880
9,000		JPMorgan Chase & Company	350,460
17,000	GBP	Standard Chartered, PLC	391,574
8,000		T. Rowe Price Group, Inc.	396,960

			2,965,574

		Health Care (8.6%)
7,000		Abbott Laboratories	370,580
13,000		Alcon, Inc.	2,024,230
11,000		Amgen, Inc.#	643,280
20,000		Johnson & Johnson	1,257,200
8,000		Medtronic, Inc.	343,120
13,000		Stryker Corp.	674,960
8,000		Thermo Fisher Scientific, Inc.#	369,200

			5,682,570

		Industrials (9.0%)
15,000		3M Company	1,207,350
74,000		ABB, Ltd.#	1,334,220
12,000		Danaher Corp.	856,200
14,000		Illinois Tool Works, Inc.	610,260
29,000		United Technologies Corp.	1,956,920

			5,964,950

		Information Technology (38.5%)
19,000		Accenture, PLC	778,810
15,000		Apple, Inc.#~	2,881,800
116,000		Cisco Systems, Inc.#	2,606,520
23,000		Cognizant Technology Solutions Corp.#	1,004,180
54,000		eBay, Inc.#	1,243,080
130,000		EMC Corp.#	2,167,100
5,225		Google, Inc.#~	2,766,219
28,000		Infosys Technologies, Ltd.	1,453,480
81,000		Intel Corp.	1,571,400
14,000		International Business Machines Corp.	1,713,460
26,000		Juniper Networks, Inc.#	645,580
5,500		MasterCard, Inc.	1,374,450
75,000		Microsoft Corp.	2,113,500
102,000		Oracle Corp.	2,352,120
53,000		Symantec Corp.#	898,350

			25,570,049

		Materials (4.0%)
21,000		Anglo American, PLC#~	381,150
14,000		Barrick Gold Corp.	487,480
20,000		Freeport-McMoRan Copper & Gold, Inc.	1,333,800
11,000		Newmont Mining Corp.	471,460

			2,673,890

		TOTAL COMMON STOCKS (Cost $63,064,403)	65,756,208

SHORT TERM INVESTMENT (2.9%)
1,899,918		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,899,918)	1,899,918

TOTAL INVESTMENTS (102.0%) (Cost $64,964,321)			67,656,126

LIABILITIES, LESS OTHER ASSETS (-2.0%)			(1,320,423)

NET ASSETS (100.0%)			$66,335,703

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $583,094.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Multi-Fund Blend

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENTS IN AFFILIATED FUNDS (100.1%)
572,600	Calamos Global Growth and Income Fund - Class I Shares (Cost $6,257,161)	$5,382,444
140,992	Calamos Growth Fund - Class I Shares (Cost $7,856,359)	6,315,029
508,627	Calamos Value Fund - Class I Shares (Cost $6,831,699)	5,401,616

	TOTAL INVESTMENTS IN AFFILIATED FUNDS (Cost $20,945,219)	17,099,089

TOTAL INVESTMENTS (100.1%) (Cost $20,945,219)		17,099,089

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(10,989)

NET ASSETS (100.0%)		$17,088,100

NOTES TO SCHEDULE OF INVESTMENTS
Investments in Affiliated Funds: The fund held the following investments in affiliated funds as of January 31, 2010. Purchases, sales, and dividend income are shown during the period from November 1, 2009 through January 31, 2010.

	Value		Proceeds from	Dividend
	October 31,2009	Purchases	Sales	Income

Calamos Global Growth and Income Fund	$5,372,500	$223,519	$251,713	$—
Calamos Growth Fund	6,247,956	223,519	251,713	—
Calamos Value Fund	5,491,557	223,519	251,713	26,477

Total	$17,112,013	$670,557	$755,139	$26,477

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.0%)
		Consumer Discretionary (9.8%)
95,000		Ctrip.com International, Ltd.#	$2,972,550
28,000		New Oriental Education & Technology Group, Inc.#~	1,904,000
25,000	EUR	Puma, AG Rudolf Dassler Sport	7,653,712
215,118	CHF	Swatch Group, AG	10,818,397

			23,348,659

		Consumer Staples (5.6%)
44,000	EUR	Beiersdorf, AG	2,572,557
550,000	INR	Hindustan Unilever, Ltd.	2,871,887
85,000	SEK	Swedish Match, AB	1,779,885
1,365,000	MXN	Wal-Mart de Mexico, SAB de CV	6,051,709

			13,276,038

		Energy (15.3%)
330,000	GBP	AMEC, PLC	3,976,982
230,000	CAD	Nexen, Inc.	5,035,586
72,000	GBP	Petrofac, Ltd.	1,103,270
135,000	BRL	Petróleo Brasileiro, SA	2,737,241
15,000		Petróleo Brasileiro, SA	608,550
125,000	NOK	StatoilHydro, ASA	2,805,187
155,000	CAD	Suncor Energy, Inc.	4,893,898
130,000	CAD	Talisman Energy, Inc.	2,150,760
67,000	EUR	Technip, SA	4,580,188
28,000	EUR	Tecnicas Reunidas, SA	1,506,411
255,000	NOK	TGS Nopec Geophysical Company, ASA#	4,865,997
55,000	AUD	Woodside Petroleum, Ltd.	2,050,523
4,583	AUD	Woodside Petroleum, Ltd. - rights#	2,595

			36,317,188

		Financials (5.5%)
120,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	2,023,437
150,000	GBP	Schroders, PLC	2,964,352
550,000	SGD	Singapore Exchange, Ltd.	3,102,174
215,000	GBP	Standard Chartered, PLC	4,952,254

			13,042,217

		Health Care (12.7%)
65,000		Alcon, Inc.	10,121,150
27,000	DKK	Coloplast, A/S - Class B	2,928,298
65,000	EUR	DiaSorin S.p.A	2,313,015
190,000	SEK	Elekta, AB - Class B	4,457,290
100,000		Mindray Medical International, Ltd.	3,487,000
62,300	DKK	Novo Nordisk, A/S - Class B	4,215,243
250,000	GBP	Smith & Nephew, PLC	2,515,004

			30,037,000

		Industrials (5.3%)
370,000	CHF	ABB, Ltd.#	6,698,414
130,000	JPY	JGC Corp.	2,426,667
25,000	EUR	Prosegur, Compania de Seguridad, SA	1,132,163
158,823	INR	Siemens India, Ltd.	2,199,690

			12,456,934

		Information Technology (35.4%)
140,000		Accenture, PLC	5,738,600
2,900,000	GBP	ARM Holdings, PLC	8,862,313
443,000	GBP	Autonomy Corp., PLC#	10,973,940
220,000	GBP	Aveva Group, PLC	3,823,842
15,000		Baidu.com, Inc.#	6,175,650
135,000		Check Point Software Technologies, Ltd.#	4,317,300
535,000	TWD	Hon Hai Precision Industry Company, Ltd.	2,229,342
100,000		Infosys Technologies, Ltd.	5,191,000
94,000	CHF	Kudelski, SA	2,349,228
350,000	TWD	MediaTek, Inc.	5,646,837
127,000		MercadoLibre, Inc.#~	4,829,810
7,000	KRW	NHN Corp.#	1,038,599
4,300	JPY	Nintendo Company, Ltd.	1,198,850
85,000		Perfect World Company, Ltd.#	3,169,650
310,000	GBP	Playtech, Ltd.	2,543,917
44,000	EUR	Software, AG	5,013,754
220,000	INR	Tata Consultancy Services, Ltd.	3,493,714
330,000	HKD	Tencent Holdings, Ltd.	6,117,765
87,000	EUR	Wirecard, AG	1,117,994

			83,832,105

		Materials (8.5%)
115,000	GBP	Anglo American, PLC#	4,219,474
35,000	ZAR	AngloGold Ashanti, Ltd.	1,254,845
120,000	CAD	Goldcorp Inc.	4,067,150
116,000	CAD	HudBay Minerals, Inc.#	1,311,611
165,000		Sterlite Industries, Ltd.	2,691,398
8,000	CHF	Syngenta, AG	2,047,264
67,000		Vale, SA	1,727,930
66,000	NOK	Yara International, ASA	2,755,494

			20,075,166

		Telecommunication Services (0.9%)
75,000	BRL	Vivo Participações, SA	2,128,249

		TOTAL COMMON STOCKS (Cost $224,125,919)	234,513,556

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.2%)#
	Information Technology (0.2%)
150	Baidu.com, Inc. Put, 06/19/10, Strike $400.00 (Cost $451,955)	$584,250

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (3.5%)
8,252,572	Fidelity Prime Money Market Fund - Institutional Class (Cost $8,252,572)	8,252,572

TOTAL INVESTMENTS (102.7%) (Cost $232,830,446)		243,350,378

LIABILITIES, LESS OTHER ASSETS (-2.7%)		(6,441,551)

NET ASSETS (100.0%)		$236,908,827

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $2,310,750.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

	JANUARY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$61,771,410	25.4%

British Pound Sterling	45,935,348	18.9%

European Monetary Unit	25,889,794	10.6%

Swiss Franc	21,913,303	9.0%

Canadian Dollar	17,459,005	7.2%

Norwegian Krone	10,426,678	4.3%

Indian Rupee	8,565,291	3.5%

Hong Kong Dollar	8,141,202	3.4%

New Taiwanese Dollar	7,876,179	3.2%

Danish Krone	7,143,541	2.9%

Swedish Krona	6,237,175	2.6%

Mexican Peso	6,051,709	2.5%

Brazilian Real	4,865,490	2.0%

Japanese Yen	3,625,517	1.5%

Singapore Dollar	3,102,174	1.3%

Australian Dollar	2,053,118	0.8%

South African Rand	1,254,845	0.5%

South Korean Won	1,038,599	0.4%

Total Investments	$243,350,378	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (19.1%)
		Consumer Discretionary (1.0%)
50,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	$562,708

		Energy (5.7%)
900,000		Acergy, SA 2.250%, 10/11/13	916,875
300,000		Cameron International Corp. 2.500%, 06/15/26	372,375
100,000		Petrobank Energy & Resources, Ltd.* 5.125%, 07/10/15	147,125
800,000		Subsea 7, Inc. 3.500%, 10/13/14	912,200
900,000		Transocean, Ltd. - Series C 1.500%, 12/15/37	866,250

			3,214,825

		Health Care (1.3%)
		Teva Pharmaceutical Industries, Ltd.
375,000		0.250%, 02/01/26	464,531
220,000		1.750%, 02/01/26	265,100

			729,631

		Industrials (1.8%)
900,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	1,012,029

		Information Technology (1.3%)
235,000		Compal Electronics, Inc. 0.000%, 08/19/10	367,708
250,000		Quanta Computer, Inc. 0.000%, 07/26/10	349,151

			716,859

		Materials (7.5%)
300,000		Anglo American, PLC 4.000%, 05/07/14	462,150
700,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	763,000
900,000		Goldcorp, Inc.* 2.000%, 08/01/14	963,000
		Newmont Mining Corp.
280,000		1.625%, 07/15/17	326,550
240,000		3.000%, 02/15/12	280,200
		Sino-Forest Corp.*
400,000		5.000%, 08/01/13	457,500
230,000		4.250%, 12/15/16	244,662
720,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	700,200

			4,197,262

		Telecommunication Services (0.5%)
220,000		SK Telecom Company, Ltd. 1.750%, 04/07/14	256,300

		TOTAL CONVERTIBLE BONDS (Cost $10,301,050)	10,689,614

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.0%)
		Consumer Staples (0.4%)
2,700		Bunge, Ltd. 4.875%	237,262

		Materials (1.6%)
11,800		Vale, SA 6.750%	890,968

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,079,844)	1,128,230

COMMON STOCKS (77.2%)
		Consumer Discretionary (4.6%)
36,000		Ctrip.com International, Ltd.#	1,126,440
7,200		New Oriental Education & Technology Group, Inc.#	489,600
16,000	JPY	Nikon Corp.	328,238
13,000	CHF	Swatch Group, AG	653,777

			2,598,055

		Consumer Staples (12.2%)
4,000	EUR	Beiersdorf, AG	233,869
16,000		Coca-Cola Company	868,000
42,000	GBP	Diageo, PLC	705,943
250,000	INR	Hindustan Unilever, Ltd.	1,305,403
16,500	BRL	Natura Cosméticos, SA	297,088
13,000	INR	Nestlé India, Ltd.	718,697
24,000	CHF	Nestlé, SA	1,137,641
350,000	MXN	Wal-Mart de Mexico, SAB de CV	1,551,720

			6,818,361

		Energy (11.6%)
7,700		Apache Corp.~	760,529
135,000	GBP	BP, PLC	1,259,557
4,000		Cameron International Corp.#	150,640
800,000	HKD	CNOOC, Ltd.	1,121,695
12,000		Halliburton Company	350,520
7,300		Noble Corp.	294,336
40,000	BRL	Petróleo Brasileiro, SA	811,034
3,500		Petróleo Brasileiro, SA	141,995
6,000	ZAR	Sasol, Ltd.	222,323
7,000		Schlumberger, Ltd.	444,220

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

7,500	EUR	Technip, SA	$512,708
7,500	EUR	TOTAL, SA	433,450

			6,503,007

		Financials (6.4%)
92,000	BRL	BM& FBOVESPA, SA	621,305
35,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	590,169
175,000	SGD	Singapore Exchange, Ltd.	987,056
60,000	GBP	Standard Chartered, PLC	1,382,024

			3,580,554

		Health Care (3.0%)
32,000		Mindray Medical International, Ltd.	1,115,840
8,500	DKK	Novo Nordisk, A/S - Class B	575,113

			1,690,953

		Industrials (5.3%)
63,000	CHF	ABB, Ltd.#	1,140,541
28,000	ZAR	Aveng, Ltd.	129,830
70,000	HKD	Hutchison Whampoa, Ltd.	476,143
16,000	JPY	JGC Corp.	298,667
65,000	INR	Siemens India, Ltd.	900,246

			2,945,427

		Information Technology (30.0%)
123,220	TWD	Acer, Inc.	343,174
430,000	GBP	ARM Holdings, PLC	1,314,067
4,100		Baidu.com, Inc.#	1,688,011
41,000		Check Point Software Technologies, Ltd.#	1,311,180
182,250	TWD	Hon Hai Precision Industry Company, Ltd.	759,435
25,500		Infosys Technologies, Ltd.	1,323,705
15,000		Longtop Financial Technologies, Ltd.#	519,900
90,000	TWD	MediaTek, Inc.	1,452,044
30,600		MercadoLibre, Inc.#	1,163,718
3,500	KRW	NHN Corp.#	519,299
20,000		Perfect World Company, Ltd.#~	745,800
47,000	BRL	Redecard, SA	657,003
700	KRW	Samsung Electronics Company, Ltd.	470,338
210,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	399,873
70,000	INR	Tata Consultancy Services, Ltd.	1,111,636
90,000	HKD	Tencent Holdings, Ltd.	1,668,481
530,000	HKD	Travelsky Technology, Ltd.	436,663
50,000	HKD	VTech Holdings, Ltd.	492,818
225,000	TWD	Wistron Corp.	424,782

			16,801,927

		Materials (1.8%)
12,000	GBP	Anglo American, PLC#	440,293
875	CHF	Syngenta, AG	223,920
450,000	HKD	Zijin Mining Group Company, Ltd.	365,377

			1,029,590

		Telecommunication Services (2.3%)
3,000		Millicom International Cellular, SA	213,960
20,000	ZAR	MTN Group, Ltd.	285,513
23,500	BRL	Vivo Participações, SA	666,851
5,000		Vivo Participações, SA	139,950

			1,306,274

		TOTAL COMMON STOCKS (Cost $40,796,347)	43,274,148

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.5%)#
		Energy (0.2%)
		Transocean, Ltd.
60		Call, 01/22/11, Strike $90.00	56,100
35		Call, 01/21/12, Strike $90.00	49,263

			105,363

		Information Technology (0.3%)
		Baidu.com, Inc.
32		Put, 06/19/10, Strike $400.00	124,640
9		Put, 06/19/10, Strike $370.00	23,850

			148,490

		TOTAL PURCHASED OPTIONS (Cost $272,831)	253,853

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.0%)
1,126,259		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,126,259)	1,126,259

TOTAL INVESTMENTS (100.8%) (Cost $53,576,331)			56,472,104

LIABILITIES, LESS OTHER ASSETS (-0.8%)			(453,551)

NET ASSETS (100.0%)			$56,018,553

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $1,812,287 or 3.2% of net assets.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $893,955.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

	JANUARY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$25,483,592	45.1%

Hong Kong Dollar	5,151,346	9.1%

British Pound Sterling	5,101,884	9.0%

Indian Rupee	4,035,982	7.1%

New Taiwanese Dollar	3,379,308	6.0%

Swiss Franc	3,155,879	5.6%

Brazilian Real	3,053,281	5.4%

Mexican Peso	1,551,720	2.8%

Japanese Yen	1,189,613	2.1%

European Monetary Unit	1,180,027	2.1%

South Korean Won	989,637	1.8%

Singapore Dollar	987,056	1.8%

South African Rand	637,666	1.1%

Danish Krone	575,113	1.0%

Total Investments	$56,472,104	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.4%)
		Consumer Discretionary (12.2%)
11,500		Amazon.com, Inc.#	$1,442,215
8,400		Ctrip.com International, Ltd.#	262,836
5,000		Guess?, Inc.	198,550
2,000		New Oriental Education & Technology Group, Inc.#	136,000
5,150		Nike, Inc. - Class B	328,313
2,550		Priceline.com, Inc.#	498,142
2,100	EUR	Puma, AG Rudolf Dassler Sport	642,912
19,013	CHF	Swatch Group, AG	956,174

			4,465,142

		Consumer Staples (3.8%)
6,000		Avon Products, Inc.	180,840
2,850	EUR	Beiersdorf, AG	166,632
7,000		Coca-Cola Company	379,750
150,000	MXN	Wal-Mart de Mexico, SAB de CV	665,023

			1,392,245

		Energy (19.2%)
37,000	GBP	AMEC, PLC	445,904
5,500		Apache Corp.	543,235
6,600		Cameron International Corp.#	248,556
8,600		Devon Energy Corp.	575,426
6,000		ENSCO International, PLC	234,180
20,000		Halliburton Company	584,200
14,000		National Oilwell Varco, Inc.	572,600
28,500	CAD	Nexen, Inc.	623,975
11,300		Noble Corp.	455,616
4,700		Noble Energy, Inc.~	347,518
12,000	BRL	Petróleo Brasileiro, SA	243,311
8,000	NOK	StatoilHydro, ASA	179,532
21,000	CAD	Suncor Energy, Inc.	663,044
7,250	EUR	Technip, SA	495,617
22,000	NOK	TGS Nopec Geophysical Company, ASA#	419,812
4,600		Transocean, Ltd.#	389,804

			7,022,330

		Financials (5.5%)
1,200		BlackRock, Inc.	256,584
4,700		Franklin Resources, Inc.	465,441
1,800		Goldman Sachs Group, Inc.	267,696
58,000	SGD	Singapore Exchange, Ltd.	327,138
23,000	GBP	Standard Chartered, PLC	529,776
3,000		T. Rowe Price Group, Inc.	148,860

			1,995,495

		Health Care (8.4%)
9,500		Alcon, Inc.	1,479,245
2,100	DKK	Coloplast, A/S - Class B	227,756
12,200	SEK	Elekta, AB - Class B	286,205
750		Hospira, Inc.#	37,980
675		Intuitive Surgical, Inc.#	221,440
8,000		Mindray Medical International, Ltd.	278,960
6,800	DKK	Novo Nordisk, A/S - Class B	460,091
2,781		Warner Chilcott, PLC#	76,005

			3,067,682

		Industrials (5.0%)
4,000		3M Company~	321,960
40,000	CHF	ABB, Ltd.#	724,153
3,800		Bucyrus International, Inc.	199,044
3,700		Fluor Corp.	167,758
6,000		United Technologies Corp.	404,880

			1,817,795

		Information Technology (38.1%)
17,000		Accenture, PLC	696,830
8,500		Apple, Inc.#	1,633,020
350,000	GBP	ARM Holdings, PLC	1,069,590
68,000	GBP	Autonomy Corp., PLC#	1,684,487
23,000	GBP	Aveva Group, PLC	399,765
2,200		Baidu.com, Inc.#	905,762
9,200		Check Point Software Technologies, Ltd.#	294,216
24,000		Cisco Systems, Inc.#	539,280
17,000		eBay, Inc.#	391,340
5,300		F5 Networks, Inc.#	261,979
3,000		Google, Inc.#	1,588,260
15,500		Infosys Technologies, Ltd.	804,605
12,000		Marvell Technology Group, Ltd.#~	209,160
2,350		MasterCard, Inc.	587,265
38,000	TWD	MediaTek, Inc.	613,085
18,000		MercadoLibre, Inc.#	684,540
7,000		Oracle Corp.	161,420
12,000		Parametric Technologies Corp.#	198,720
12,000		Perfect World Company, Ltd.#	447,480
3,300	EUR	Software, AG	376,032
21,000	HKD	Tencent Holdings, Ltd.	389,312

			13,936,148

		Materials (6.2%)
14,000	GBP	Anglo American, PLC#	513,675
6,000		Barrick Gold Corp.	208,920
14,300	CAD	Goldcorp Inc.	484,669
15,000	CAD	HudBay Minerals, Inc.#	169,605
18,000		Sterlite Industries, Ltd.	293,607
10,300		Vale, SA	265,637
8,300	NOK	Yara International, ASA	346,524

			2,282,637

		TOTAL COMMON STOCKS (Cost $36,173,362)	35,979,474

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.2%)#
	Information Technology (0.2%)
22	Baidu.com, Inc. Put, 06/19/10, Strike $400.00 (Cost $66,287)	$85,690

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (2.7%)
986,102	Fidelity Prime Money Market Fund - Institutional Class (Cost $986,102)	986,102

TOTAL INVESTMENTS (101.3%) (Cost $37,225,751)		37,051,266

LIABILITIES, LESS OTHER ASSETS (-1.3%)		(484,051)

NET ASSETS (100.0%)		$36,567,215

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	04/22/10	2,488,000	$3,974,814	$98,054
Danish Krone	04/22/10	1,794,000	333,744	10,311
European Monetary Unit	04/22/10	1,193,000	1,653,758	50,967
Norwegian Krone	04/22/10	5,606,000	942,855	36,643
Swedish Krona	04/22/10	2,138,000	289,391	12,519
Swiss Franc	04/22/10	1,766,000	1,665,700	42,601

				$251,095

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Norwegian Krone	04/22/10	476,000	$80,057	$(842)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $878,638.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

	JANUARY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$22,947,467	61.9%

British Pound Sterling	4,643,197	12.5%

Canadian Dollar	1,941,293	5.2%

European Monetary Unit	1,681,193	4.5%

Swiss Franc	1,680,327	4.5%

Norwegian Krone	945,868	2.6%

Danish Krone	687,847	1.9%

Mexican Peso	665,023	1.8%

New Taiwanese Dollar	613,085	1.7%

Hong Kong Dollar	389,312	1.0%

Singapore Dollar	327,138	0.9%

Swedish Krona	286,205	0.8%

Brazilian Real	243,311	0.7%

Total Investments	$37,051,266	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (35.2%)
	Consumer Discretionary (1.5%)
16,000,000	Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	$19,476,800
16,109,000	Best Buy Company, Inc.~ 2.250%, 01/15/22	17,095,676
16,150,000	International Game Technology* 3.250%, 05/01/14	19,178,125

		55,750,601

	Energy (2.5%)
14,800,000	Cameron International Corp. 2.500%, 06/15/26	18,370,500
	Chesapeake Energy Corp.
35,832,000	2.500%, 05/15/37	30,591,570
27,000,000	2.750%, 11/15/35	25,920,000
21,000,000	Transocean, Ltd. - Series C 1.500%, 12/15/37	20,212,500

		95,094,570

	Financials (1.1%)
21,799,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	21,335,771
16,747,000	Leucadia National Corp. 3.750%, 04/15/14	19,447,454

		40,783,225

	Health Care (8.5%)
52,659,000	Amgen, Inc. 0.375%, 02/01/13	53,317,238
18,500,000	Endo Pharmaceuticals Holdings, Inc.* 1.750%, 04/15/15	17,135,625
43,459,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	44,708,446
26,000,000	Life Technologies Corp. 3.250%, 06/15/25	29,705,000
12,680,000	Medicis Pharmaceutical Corp. 2.500%, 06/04/32	12,806,800
47,500,000	Medtronic, Inc. 1.625%, 04/15/13	48,984,375
29,845,000	Mylan, Inc. 1.250%, 03/15/12	30,591,125
	Teva Pharmaceutical Industries, Ltd.
42,000,000	0.250%, 02/01/26	52,027,500
20,500,000	0.500%, 02/01/24~	31,467,500

		320,743,609

	Industrials (3.0%)
33,000,000	AGCO Corp. 1.250%, 12/15/36	33,866,250
40,700,000	Danaher Corp. 0.000%, 01/22/21	42,887,625
16,500,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	16,912,500
20,000,000	Navistar International Corp. 3.000%, 10/15/14	20,175,000

		113,841,375

	Information Technology (13.5%)
98,780,000	EMC Corp. 1.750%, 12/01/13	118,412,525
	Intel Corp.
22,000,000	3.250%, 08/01/39*	23,732,500
12,980,000	2.950%, 12/15/35	12,314,775
41,000,000	Micron Technology, Inc. 1.875%, 06/01/14	35,926,250
90,943,000	NetApp, Inc. 1.750%, 06/01/13	101,060,409
47,654,000	Nuance Communications, Inc. 2.750%, 08/15/27	49,857,998
36,500,000	ON Semiconductor Corp. 2.625%, 12/15/26	36,135,000
17,500,000	Seagate Technology 2.375%, 08/15/12	19,425,000
	Symantec Corp.
52,000,000	1.000%, 06/15/13	56,095,000
16,500,000	0.750%, 06/15/11	17,407,500
45,000,000	VeriSign, Inc. 3.250%, 08/15/37	37,743,750

		508,110,707

	Materials (5.1%)
14,340,000	Allegheny Technologies, Inc. 4.250%, 06/01/14	18,104,250
13,000,000	Anglo American, PLC 4.000%, 05/07/14	20,026,500
33,700,000	Goldcorp, Inc.* 2.000%, 08/01/14	36,059,000
	Newmont Mining Corp.
33,689,000	1.250%, 07/15/14	39,374,019
28,500,000	1.625%, 07/15/17	33,238,125
25,460,000	3.000%, 02/15/12	29,724,550
15,265,000	Sterlite Industries, Ltd. 4.000%, 10/30/14	14,845,212

		191,371,656

	TOTAL CONVERTIBLE BONDS (Cost $1,199,372,288)	1,325,695,743

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (5.8%)
Sovereign Bonds (5.2%)
6,500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	$33,762,345
39,000,000	AUD	Government of Australia 6.250%, 06/15/14	36,182,207
40,000,000	CAD	Government of Canada 2.000%, 12/01/14	36,659,341
		Government of New Zealand
25,500,000	NZD	6.000%, 04/15/15	18,558,290
25,000,000	NZD	6.500%, 04/15/13	18,473,960
		Government of Norway
100,000,000	NOK	5.000%, 05/15/15	18,084,653
97,000,000	NOK	6.500%, 05/15/13	18,116,400
26,000,000	SGD	Government of Singapore 1.375%, 10/01/14	18,640,220

		TOTAL SOVEREIGN BONDS	198,477,416

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.6%)#
		Consumer Discretionary (0.1%)
1,100		Priceline.com, Inc. Call, 01/21/12, Strike $200.00	5,263,500

		Energy (0.1%)
3,600		Transocean, Ltd. Call, 01/22/11, Strike $90.00	3,366,000

		Financials (0.1%)
5,341		Bank Of America Corp. Call, 01/21/12, Strike $15.00	1,896,055
2,168		JPMorgan Chase & Company Call, 01/21/12, Strike $40.00	1,506,760

			3,402,815

		Information Technology (0.3%)
1,335		Apple, Inc. Call, 01/21/12, Strike $210.00	4,826,025
6,800		Cognizant Technology Solutions Corp. Call, 01/22/11, Strike $37.50	6,698,000

			11,524,025

		TOTAL PURCHASED OPTIONS	23,556,340

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $232,103,656)	222,033,756

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (11.2%)
		Consumer Staples (3.7%)
2,241,000		Archer-Daniels-Midland Company 6.250%	$96,138,900
485,375		Bunge, Ltd. 4.875%	42,652,328

			138,791,228

		Financials (3.3%)
690,000		Affiliated Managers Group, Inc. 5.150%	22,770,000
68,500		Bank of America Corp. 7.250%	61,992,500
41,000		Wells Fargo & Company 7.500%	38,646,600

			123,409,100

		Health Care (1.0%)
35,310		Mylan, Inc. 6.500%	39,723,750

		Materials (3.2%)
678,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	66,749,100
690,410		Vale, SA 6.750%	52,132,859

			118,881,959

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $363,568,966)	420,806,037

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (0.3%)+*
		Energy (0.3%)
151,660		Barclays Capital, Inc. (Noble Energy, Inc.) 4.750%, 05/27/10 (Cost $10,021,086)	11,068,147

NUMBER OF
SHARES			VALUE

COMMON STOCKS (45.7%)
		Consumer Discretionary (4.1%)
654,986		Amazon.com, Inc.#	82,141,794
620,000		Apollo Group, Inc. - Class A#	37,565,800
570,000		Nike, Inc. - Class B	36,337,500

			156,045,094

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Consumer Staples (3.0%)
710,000		Coca-Cola Company	$38,517,500
1,230,000	GBP	Diageo, PLC	20,674,034
375,000		Wal-Mart Stores, Inc.	20,036,250
960,000		Walgreen Company	34,608,000

			113,835,784

		Energy (13.4%)
863,022		Apache Corp.	85,240,683
1,120,000		Devon Energy Corp.	74,939,200
644,980		ENSCO International, PLC	25,173,569
1,868,835		Halliburton Company	54,588,670
1,206,000		Noble Corp.	48,625,920
890,000		Noble Energy, Inc.	65,806,600
1,908,437		Pride International, Inc.#	56,489,735
1,200,000		Schlumberger, Ltd.	76,152,000
500,000	CAD	Suncor Energy, Inc.	15,786,767

			502,803,144

		Financials (4.3%)
300,000		Affiliated Managers Group, Inc.#	18,171,000
177,000		BlackRock, Inc.	37,846,140
375,000		Franklin Resources, Inc.	37,136,250
212,000		Goldman Sachs Group, Inc.	31,528,640
784,100		T. Rowe Price Group, Inc.	38,907,042

			163,589,072

		Health Care (4.5%)
250,000		Alcon, Inc.	38,927,500
680,000		Johnson & Johnson	42,744,800
660,000		Medtronic, Inc.	28,307,400
1,014,154		Merck & Company, Inc.	38,720,400
365,000		Stryker Corp.	18,950,800

			167,650,900

		Industrials (4.7%)
980,000	CHF	ABB, Ltd.#	17,741,746
950,000		Eaton Corp.	58,178,000
235,000		L-3 Communications Holdings, Inc.	19,584,900
1,213,000		United Technologies Corp.	81,853,240

			177,357,886

		Information Technology (11.7%)
1,100,000		Accenture, PLC	45,089,000
3,223,425		Cisco Systems, Inc.#	72,430,360
3,120,000		eBay, Inc.#	71,822,400
1,390,930		Infosys Technologies, Ltd.	72,203,176
150,000		MasterCard, Inc.	37,485,000
2,270,325		Microsoft Corp.	63,977,758
3,318,600		Oracle Corp.	76,526,916

			439,534,610

		TOTAL COMMON STOCKS (Cost $1,599,876,901)	1,720,816,490

SHORT TERM INVESTMENT (1.5%)
57,914,620		Fidelity Prime Money Market Fund - Institutional Class (Cost $57,914,620)	57,914,620

TOTAL INVESTMENTS (99.7%) (Cost $3,462,857,517)			3,758,334,793

OTHER ASSETS, LESS LIABILITIES (0.3%)			9,559,281

NET ASSETS (100.0%)			$3,767,894,074

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received partial payment of $16,000,000 as of August 10, 2006. The instrument has been priced at fair value following procedures approved by the board of trustees, and at January 31, 2010, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $32,445,676.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $90,037,772 or 2.4% of net assets.
+	Structured equity linked securities are designed to simulate the characteristics of the security in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (38.6%)
		Consumer Discretionary (2.8%)
2,700,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	$3,286,710
670,000,000	JPY	NC International, Ltd. (Nikon Corp.) 0.000%, 03/15/11	8,019,504
1,225,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	13,786,350

			25,092,564

		Consumer Staples (1.0%)
740,000,000	JPY	Asahi Breweries, Ltd. 0.000%, 05/26/28	8,821,677

		Energy (6.4%)
14,200,000		Acergy, SA 2.250%, 10/11/13	14,466,250
5,710,000		Cameron International Corp. 2.500%, 06/15/26	7,087,537
		Chesapeake Energy Corp.
13,490,000		2.500%, 05/15/37	11,517,088
7,000,000		2.750%, 11/15/35	6,720,000
7,400,000		PetroBakken Energy, Ltd. 3.125%, 02/08/16	7,344,500
1,600,000		Petrobank Energy & Resources, Ltd.* 5.125%, 07/10/15	2,354,000
8,000,000		Transocean, Ltd. - Series C 1.500%, 12/15/37	7,700,000

			57,189,375

		Financials (0.4%)
3,310,000		Leucadia National Corp. 3.750%, 04/15/14	3,843,738

		Health Care (6.5%)
7,125,000	CHF	Actelion Finance, Ltd. 0.000%, 11/22/11	7,667,475
8,090,000		Amgen, Inc. 0.375%, 02/01/13	8,191,125
4,800,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	4,938,000
11,040,000		Medtronic, Inc. 1.625%, 04/15/13	11,385,000
2,300,000		QIAGEN, NV 3.250%, 05/16/26	2,923,875
4,725,000		Shire, PLC 2.750%, 05/09/14	4,726,836
		Teva Pharmaceutical Industries, Ltd.
10,350,000		1.750%, 02/01/26	12,471,750
5,000,000		0.250%, 02/01/26	6,193,750

			58,497,811

		Industrials (1.4%)
6,900,000		Danaher Corp. 0.000%, 01/22/21	7,270,875
5,000,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	5,622,381

			12,893,256

		Information Technology (10.7%)
15,707,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	9,542,604
6,700,000		Compal Electronics, Inc. 0.000%, 08/19/10	10,483,584
22,900,000		EMC Corp. 1.750%, 12/01/13	27,451,375
		Intel Corp.
6,000,000		3.250%, 08/01/39*	6,472,500
1,250,000		2.950%, 12/15/35	1,185,938
13,760,000		NetApp, Inc. 1.750%, 06/01/13	15,290,800
3,800,000		Seagate Technology 2.375%, 08/15/12	4,218,000
		Symantec Corp.
14,300,000		0.750%, 06/15/11~	15,086,500
2,500,000		1.000%, 06/15/13	2,696,875
4,250,000		VeriSign, Inc. 3.250%, 08/15/37	3,564,687

			95,992,863

		Materials (9.4%)
8,200,000		Anglo American, PLC 4.000%, 05/07/14	12,632,100
8,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	9,265,000
14,800,000		Goldcorp, Inc.* 2.000%, 08/01/14	15,836,000
		Newmont Mining Corp.
9,866,000		1.625%, 07/15/17	11,506,222
5,740,000		3.000%, 02/15/12	6,701,450
3,250,000		1.250%, 07/15/14	3,798,438
4,048,000		Sino-Forest Corp.* 4.250%, 12/15/16	4,306,060
9,770,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	9,501,325
9,020,000		Xstrata, PLC 4.000%, 08/14/17	11,410,300

			84,956,895

		TOTAL CONVERTIBLE BONDS (Cost $322,630,469)	347,288,179

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (6.8%)
Sovereign Bonds (6.1%)
1,400,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	$7,271,890
10,000,000	AUD	Government of Australia 6.250%, 06/15/14	9,277,489
11,000,000	CAD	Government of Canada 2.000%, 12/01/14	10,081,319
		Government of New Zealand
6,500,000	NZD	6.500%, 04/15/13	4,803,229
6,500,000	NZD	6.000%, 04/15/15	4,730,545
		Government of Norway
25,000,000	NOK	6.500%, 05/15/13	4,669,175
25,000,000	NOK	5.000%, 05/15/15	4,521,163
13,500,000	SGD	Government of Singapore 1.375%, 10/01/14	9,678,576

		TOTAL SOVEREIGN BONDS	55,033,386

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.7%)#
		Consumer Discretionary (0.2%)
1,700		Ctrip.com International, Ltd. Call, 01/22/11, Strike $37.50	671,500
226		Priceline.com, Inc. Call, 01/21/12, Strike $200.00	1,081,410

			1,752,910

		Energy (0.1%)
800		Transocean, Ltd. Call, 01/22/11, Strike $90.00	748,000

		Financials (0.1%)
1,024		Bank Of America Corp. Call, 01/21/12, Strike $15.00	363,520
635		JPMorgan Chase & Company Call, 01/21/12, Strike $40.00	441,325

			804,845

		Information Technology (0.3%)
310		Apple, Inc. Call, 01/21/12, Strike $210.00	1,120,650
1,400		Cognizant Technology Solutions Corp. Call, 01/22/11, Strike $37.50	1,379,000

			2,499,650

		TOTAL PURCHASED OPTIONS	5,805,405

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $63,910,980)	60,838,791

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (6.8%)
		Consumer Staples (3.2%)
446,000		Archer-Daniels-Midland Company 6.250%	$19,133,400
		Bunge, Ltd.
57,000		4.875%	5,008,875
7,500		5.125%	4,467,188

			28,609,463

		Financials (1.7%)
8,100		Bank of America Corp. 7.250%	7,330,500
8,700		Wells Fargo & Company 7.500%	8,200,620

			15,531,120

		Materials (1.9%)
226,100		Vale, SA 6.750%	17,071,966

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $54,456,849)	61,212,549

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (0.3%)+*
		Energy (0.3%)
32,300		Barclays Capital, Inc. (Noble Energy, Inc.) 4.750%, 05/27/10 (Cost $2,134,255)	2,357,254

NUMBER OF
SHARES			VALUE

COMMON STOCKS (45.1%)
		Consumer Discretionary (4.7%)
137,000		Apollo Group, Inc. - Class A#	8,300,830
230,000	JPY	Nikon Corp.	4,718,412
575,620	CHF	Swatch Group, AG	28,948,232

			41,967,474

		Consumer Staples (6.5%)
185,000		Coca-Cola Company	10,036,250
840,000	GBP	Diageo, PLC	14,118,852
400,000	CHF	Nestlé, SA	18,960,691
375,000	SEK	Swedish Match, AB	7,852,434
208,000		Walgreen Company	7,498,400

			58,466,627

		Energy (11.0%)
145,000		Apache Corp.	14,321,650
2,025,000	GBP	BP, PLC	18,893,352
360,000		Halliburton Company	10,515,600
647,000	CAD	Nexen, Inc.	14,165,322
230,000		Noble Corp.	9,273,600

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

187,000		Schlumberger, Ltd.	$11,867,020
385,000	CAD	Suncor Energy, Inc.	12,155,810
400,000	NOK	TGS Nopec Geophysical Company, ASA#	7,632,936

			98,825,290

		Financials (1.8%)
78,000		Franklin Resources, Inc.	7,724,340
55,000		Goldman Sachs Group, Inc.	8,179,600

			15,903,940

		Health Care (6.9%)
225,000		Alcon, Inc.	35,034,750
153,000		Medtronic, Inc.	6,562,170
166,000	DKK	Novo Nordisk, A/S - Class B	11,231,626
228,000	GBP	Shire, PLC	4,515,573
90,000		Stryker Corp.	4,672,800

			62,016,919

		Industrials (1.7%)
875,000	CHF	ABB, Ltd.#	15,840,844

		Information Technology (12.5%)
200,000		Accenture, PLC	8,198,000
6,085,000	GBP	ARM Holdings, PLC	18,595,577
1,400,000	GBP	Autonomy Corp., PLC#	34,680,622
394,000		Cisco Systems, Inc.#	8,853,180
579,000		eBay, Inc.#	13,328,580
235,000		Infosys Technologies, Ltd.	12,198,850
36,000		MasterCard, Inc.	8,996,400
490,000	TWD	MediaTek, Inc.	7,905,572

			112,756,781

		TOTAL COMMON STOCKS (Cost $403,583,026)	405,777,875

SHORT TERM INVESTMENT (1.4%)
12,567,902		Fidelity Prime Money Market Fund - Institutional Class (Cost $12,567,902)	12,567,902

TOTAL INVESTMENTS (99.0%) (Cost $859,283,481)			890,042,550

OTHER ASSETS, LESS LIABILITIES (1.0%)			8,997,792

NET ASSETS (100.0%)			$899,040,342

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	04/22/10	62,427,000	$99,733,006	$2,460,305
Canadian Dollar	04/22/10	28,942,000	27,065,047	977,488
Danish Krone	04/22/10	20,493,000	3,812,383	117,786
European Monetary Unit	04/22/10	10,782,000	14,946,202	460,629
Indian Rupee	04/22/10	709,777,000	15,269,270	160,665
Japanese Yen	04/22/10	3,136,889,000	34,763,060	(363,764)
Mexican Peso	04/22/10	146,046,000	11,063,103	351,428
New Taiwanese Dollar	04/22/10	435,637,000	13,745,190	64,827
Norwegian Krone	04/22/10	120,909,000	20,335,304	790,298
Swedish Krona	04/22/10	54,301,000	7,349,973	317,959
Swiss Franc	04/22/10	73,558,000	69,380,255	1,774,425

				$7,112,046

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

European Monetary Unit	04/22/10	4,291,000	$5,948,261	$(28,793)
Mexican Peso	04/22/10	146,046,000	11,063,103	(121,733)
Norwegian Krone	04/22/10	24,290,000	$4,085,259	(41,636)

				$(192,162)

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received partial payment of $2,700,000 as of August 10, 2006. The instrument has been priced at fair value following procedures approved by the board of trustees, and at January 31, 2010, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $31,325,814 or 3.5% of net assets.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $3,165,000.
+	Structured equity linked securities are designed to simulate the characteristics of the security in the parenthetical.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

	JANUARY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$566,955,699	63.7%

British Pound Sterling	90,803,976	10.2%

Swiss Franc	71,417,242	8.0%

Canadian Dollar	36,402,451	4.1%

Japanese Yen	35,345,943	4.0%

Norwegian Krone	16,823,274	1.9%

Danish Krone	11,231,626	1.2%

Singapore Dollar	9,678,576	1.1%

European Monetary Unit	9,542,604	1.1%

New Zealand Dollar	9,533,774	1.1%

Australian Dollar	9,277,489	1.0%

New Taiwanese Dollar	7,905,572	0.9%

Swedish Krona	7,852,434	0.9%

Brazilian Real	7,271,890	0.8%

Total Investments	$890,042,550	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (62.4%)
		Consumer Discretionary (4.5%)
6,887,000		Best Buy Company, Inc. 2.250%, 01/15/22	$7,308,829
30,397,000		Carnival Corp. 2.000%, 04/15/21	32,106,831
20,000,000		International Game Technology* 3.250%, 05/01/14	23,750,000
30,000,000		RadioShack Corp.* 2.500%, 08/01/13	33,262,500
2,500,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	28,135,409
10,500,000	CHF	Swatch Group, AG 2.625%, 10/15/10	11,201,910

			135,765,479

		Consumer Staples (1.8%)
34,099,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	34,780,980
19,083,000		Molson Coors Brewing Company 2.500%, 07/30/13	20,442,664

			55,223,644

		Energy (6.6%)
18,000,000		Acergy, SA 2.250%, 10/11/13	18,337,500
18,094,000		Cameron International Corp. 2.500%, 06/15/26	22,459,177
		Chesapeake Energy Corp.
46,550,000		2.500%, 05/15/37	39,742,063
26,507,000		2.750%, 11/15/35	25,446,720
25,000,000		Hornbeck Offshore Services, Inc.‡~ 1.625%, 11/15/26	20,665,000
12,000,000		Oil States International, Inc. 2.375%, 07/01/25	15,945,000
5,115,000		Schlumberger, Ltd. - Series B 2.125%, 06/01/23	8,164,819
21,504,000		St. Mary Land & Exploration Company 3.500%, 04/01/27	21,181,440
31,123,000		Transocean, Ltd. - Series C 1.500%, 12/15/37	29,955,887

			201,897,606

		Financials (2.2%)
8,085,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	7,913,194
4,249,000		BlackRock, Inc. 2.625%, 02/15/35	9,145,973
22,537,000		Health Care REIT, Inc. 4.750%, 12/01/26	24,649,844
9,115,000		Janus Capital Group, Inc. 3.250%, 07/15/14	10,322,737
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	16,547,812

			68,579,560

		Health Care (14.5%)
12,000,000	CHF	Actelion Finance, Ltd. 0.000%, 11/22/11	12,913,643
27,605,000		Amgen, Inc. 0.375%, 02/01/13	27,950,062
36,000,000		Biovail Corp.* 5.375%, 08/01/14	42,885,000
9,940,000		Cephalon, Inc. 2.500%, 05/01/14	11,107,950
18,010,000		Charles River Laboratories International, Inc. 2.250%, 06/15/13	17,852,413
29,460,000		Endo Pharmaceuticals Holdings, Inc.* 1.750%, 04/15/15	27,287,325
5,000,000		Henry Schein, Inc. 3.000%, 08/15/34	6,056,250
57,000,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	58,638,750
		Life Technologies Corp.
22,515,000		1.500%, 02/15/24	25,132,369
4,100,000		3.250%, 06/15/25	4,684,250
45,730,000		Medtronic, Inc. 1.625%, 04/15/13	47,159,062
		Mylan, Inc.
32,725,000		1.250%, 03/15/12	33,543,125
22,816,000		3.750%, 09/15/15*	34,879,960
16,000,000		Shire, PLC 2.750%, 05/09/14	16,006,217
53,500,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	66,273,125
6,023,000		Thermo Fisher Scientific, Inc.‡ 0.000%, 12/15/33	9,154,960

			441,524,461

		Industrials (5.1%)
11,509,000		Alliant Techsystems, Inc. 2.750%, 02/15/24	12,098,836
12,500,000		Barnes Group, Inc. 3.375%, 03/15/27	11,515,625
26,119,000		Danaher Corp. 0.000%, 01/22/21	27,522,896
23,628,000		EnerSys‡ 3.375%, 06/01/38	20,320,080
22,506,000		General Cable Corp. 0.875%, 11/15/13	19,749,015
19,008,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	19,483,200

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

30,000,000		Navistar International Corp. 3.000%, 10/15/14	$30,262,500
334,000		Trinity Industries, Inc. 3.875%, 06/01/36	248,413
12,642,000		Triumph Group, Inc. 2.625%, 10/01/26	14,238,052

			155,438,617

		Information Technology (21.8%)
		Anixter International, Inc.
6,000,000		0.000%, 07/07/33	3,915,000
2,709,000		1.000%, 02/15/13	2,492,280
21,505,000		ARRIS Group, Inc. 2.000%, 11/15/26	19,945,888
16,009,000		CACI International, Inc. 2.125%, 05/01/14	16,729,405
20,163,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	12,249,795
36,000,000		DST Systems, Inc. - Series C‡ 4.125%, 08/15/23	39,645,000
113,000,000		EMC Corp. 1.750%, 12/01/13	135,458,750
3,168,000		FEI Company 2.875%, 06/01/13	3,199,680
10,300,000		Informatica Corp. 3.000%, 03/15/26	13,029,500
		Intel Corp.
40,000,000		3.250%, 08/01/39*	43,150,000
2,472,000		2.950%, 12/15/35	2,345,310
33,000,000		Linear Technology Corp. 3.000%, 05/01/27	31,267,500
12,000,000		Macrovision Solutions Corp. 2.625%, 08/15/11	13,920,000
32,000,000		Micron Technology, Inc. 1.875%, 06/01/14	28,040,000
46,949,000		NetApp, Inc. 1.750%, 06/01/13	52,172,076
23,005,000		ON Semiconductor Corp. 2.625%, 12/15/26	22,774,950
13,000,000		Seagate Technology 2.375%, 08/15/12	14,430,000
55,000,000		Sybase, Inc.* 3.500%, 08/15/29	61,806,250
		Symantec Corp.
58,000,000		0.750%, 06/15/11	61,190,000
50,095,000		1.000%, 06/15/13	54,039,981
36,506,000		VeriSign, Inc. 3.250%, 08/15/37	30,619,408

			662,420,773

		Materials (5.9%)
17,797,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	22,468,712
10,000,000		Anglo American, PLC 4.000%, 05/07/14	15,405,000
15,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	16,350,000
12,500,000		Goldcorp, Inc.* 2.000%, 08/01/14	13,375,000
		Newmont Mining Corp.
36,044,000		1.625%, 07/15/17	42,036,315
27,056,000		1.250%, 07/15/14	31,621,700
22,000,000		3.000%, 02/15/12	25,685,000
11,920,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	11,592,200

			178,533,927

		TOTAL CONVERTIBLE BONDS (Cost $1,742,196,336)	1,899,384,067

SYNTHETIC CONVERTIBLE SECURITIES (6.7%)
Corporate Bonds (0.5%)
		Information Technology (0.5%)
15,500,000		Oracle Corp. 3.750%, 07/08/14	16,237,877

Sovereign Bonds (5.2%)
2,500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	12,985,517
30,000,000	AUD	Government of Australia 6.250%, 06/15/14	27,832,467
31,000,000	CAD	Government of Canada 2.000%, 12/01/14	28,410,989
		Government of New Zealand
22,000,000	NZD	6.000%, 04/15/15	16,011,074
19,000,000	NZD	6.500%, 04/15/13	14,040,210
		Government of Norway
75,000,000	NOK	5.000%, 05/15/15	13,563,490
74,000,000	NOK	6.500%, 05/15/13	13,820,759
42,000,000	SGD	Government of Singapore 1.375%, 10/01/14	30,111,125

		TOTAL SOVEREIGN BONDS	156,775,631

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.0%)#
		Consumer Discretionary (0.1%)
700		Amazon.com, Inc. Call, 01/21/12, Strike $130.00	1,928,500

		Consumer Staples (0.0%)
3,500		Molson Coors Brewing Company Call, 01/22/11, Strike $50.00	455,000

		Energy (0.0%)
2,500		Chesapeake Energy Corp. Call, 01/21/12, Strike $25.00	1,343,750

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

		Financials (0.3%)
6,553		Bank Of America Corp. Call, 01/21/12, Strike $15.00	$2,326,315
2,200		Franklin Resources, Inc. Call, 01/22/11, Strike $92.00	3,498,000
2,664		JPMorgan Chase & Company Call, 01/21/12, Strike $40.00	1,851,480

			7,675,795

		Industrials (0.0%)
950		L-3 Communications Holdings, Inc. Call, 01/22/11, Strike $70.00	1,467,750

		Information Technology (0.5%)
900		Apple, Inc. Call, 01/21/12, Strike $180.00	4,428,000
5,000		Cognizant Technology Solutions Corp. Call, 01/22/11, Strike $37.50	4,925,000
1,008		Mastercard, Inc. Call, 01/21/12, Strike $250.00	4,883,760

			14,236,760

		Materials (0.1%)
3,900		Barrick Gold Corp. Call, 01/21/12, Strike $35.00	2,905,500

		TOTAL PURCHASED OPTIONS	30,013,055

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $209,286,393)	203,026,563

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (12.0%)
		Consumer Staples (3.0%)
1,137,500		Archer-Daniels-Midland Company 6.250%	48,798,750
		Bunge, Ltd.
200,000		4.875%	17,575,000
39,600		5.125%	23,586,750

			89,960,500

		Energy (1.2%)
220,000		Whiting Petroleum Corp. 6.250%	37,840,000

		Financials (4.3%)
		Affiliated Managers Group, Inc.
570,000		5.100%	22,372,500
425,000		5.150%	14,025,000
35,008		Bank of America Corp. 7.250%	31,682,240
226,580		Reinsurance Group of America, Inc. 5.750%	14,519,246
50,015		Wells Fargo & Company 7.500%	47,144,139

			129,743,125

		Health Care (0.3%)
7,000		Mylan, Inc. 6.500%	7,875,000

		Materials (3.2%)
497,040		Freeport-McMoRan Copper & Gold, Inc. 6.750%	48,933,588
710,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)§ 5.500%	35,411,250
188,145		Vale, SA 6.750%	14,205,448

			98,550,286

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $270,145,452)	363,968,911

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (0.3%)+*
		Energy (0.3%)
117,000		Barclays Capital, Inc. (Noble Energy, Inc.) 4.750%, 05/27/10 (Cost $7,730,892)	8,538,660

NUMBER OF
SHARES			VALUE

COMMON STOCKS (16.9%)
		Consumer Discretionary (1.6%)
90,000		Amazon.com, Inc.#	11,286,900
500,000		Carnival Corp.#	16,665,000
76,000		Nike, Inc. - Class B	4,845,000
300,000	CHF	Swatch Group, AG	15,087,157

			47,884,057

		Energy (8.2%)
315,000		Apache Corp.	31,112,550
430,000		Devon Energy Corp.	28,771,300
175,000		ENSCO International, PLC	6,830,250
1,100,000		Halliburton Company	32,131,000
1,100,000		Noble Corp.	44,352,000
420,000		Noble Energy, Inc.	31,054,800
500,000		Schlumberger, Ltd.	31,730,000
450,000	CAD	Suncor Energy, Inc.	14,208,090
355,000		Transocean, Ltd.#	30,082,700

			250,272,690

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Financials (0.9%)
240,000		Affiliated Managers Group, Inc.#	$14,536,800
90,000		Goldman Sachs Group, Inc.	13,384,800

			27,921,600

		Health Care (1.9%)
90,000		Alcon, Inc.	14,013,900
700,000		Medtronic, Inc.	30,023,000
650,000	GBP	Shire, PLC	12,873,346

			56,910,246

		Industrials (1.9%)
470,000		Eaton Corp.	28,782,800
450,000		United Technologies Corp.	30,366,000

			59,148,800

		Information Technology (2.4%)
1,400,000		Cisco Systems, Inc.#	31,458,000
1,160,000		eBay, Inc.#	26,703,200
27,000		Google, Inc.#	14,294,340

			72,455,540

		TOTAL COMMON STOCKS (Cost $438,108,200)	514,592,933

SHORT TERM INVESTMENT (1.3%)
41,011,851		Fidelity Prime Money Market Fund - Institutional Class (Cost $41,011,851)	41,011,851

TOTAL INVESTMENTS (99.6%) (Cost $2,708,479,124)			3,030,522,985

OTHER ASSETS, LESS LIABILITIES (0.4%)			12,717,815

NET ASSETS (100.0%)			3,043,240,800

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (0.0%) #
		Industrials (0.0%)
		Navistar International Corp.
1,100		Call, 01/22/11, Strike $45.00	(412,500)
700		Call, 01/22/11, Strike $50.00	(183,750)

TOTAL WRITTEN OPTIONS (Premium $610,542)			(596,250)

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	04/22/10	22,004,000	$35,153,460	$867,198
Canadian Dollar	04/22/10	11,819,000	11,052,512	399,175
European Monetary Unit	04/22/10	8,634,000	11,968,606	368,862
Japanese Yen	04/22/10	2,475,231,000	27,430,554	(287,036)
Norwegian Krone	04/22/10	133,344,000	22,426,707	871,577
Swiss Franc	04/22/10	40,160,000	37,879,103	968,771

				$3,188,547

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Norwegian Krone	04/22/10	48,717,000	$8,193,559	$(84,069)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $261,647,370 or 8.6% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2010.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $4,133,000.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
+	Structured equity linked securities are designed to simulate the characteristics of the security in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (44.0%)
	Consumer Discretionary (3.1%)
500,000	DIRECTV Financing Company, Inc.* 4.750%, 10/01/14	$522,689
1,500,000	Hasbro, Inc. 6.125%, 05/15/14	1,646,819
1,000,000	International Game Technology 7.500%, 06/15/19	1,126,439
250,000	J.C. Penney Company, Inc. 9.000%, 08/01/12	278,750
1,000,000	McDonald’s Corp. 5.350%, 03/01/18	1,088,411
1,500,000	Walt Disney Company 6.375%, 03/01/12	1,658,697

		6,321,805

	Consumer Staples (6.8%)
1,000,000	Altria Group, Inc. 9.250%, 08/06/19	1,233,313
1,000,000	Anheuser-Busch InBev, NV* 3.000%, 10/15/12	1,032,578
1,000,000	Bunge Limited Finance Corp. 8.500%, 06/15/19	1,175,769
2,000,000	Coca-Cola Company 3.625%, 03/15/14	2,092,652
1,700,000	General Mills, Inc. 5.250%, 08/15/13	1,856,040
1,000,000	Kellogg Company 4.450%, 05/30/16	1,049,694
1,500,000	Kimberly-Clark Corp. 7.500%, 11/01/18	1,853,428
1,000,000	PepsiCo, Inc. 7.900%, 11/01/18	1,240,293
1,000,000	Philip Morris International, Inc. 6.875%, 03/17/14	1,153,984
1,000,000	Procter & Gamble Company 4.600%, 01/15/14	1,079,447

		13,767,198

	Energy (4.7%)
500,000	Chesapeake Energy Corp. 7.500%, 09/15/13	510,000
1,000,000	ConocoPhillips 5.750%, 02/01/19	1,092,783
438,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	435,810
750,000	Frontier Oil Corp. 6.625%, 10/01/11	753,750
1,000,000	Hess Corp. 8.125%, 02/15/19	1,222,043
1,000,000	Nexen, Inc. 5.650%, 05/15/17	1,062,122
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,171,008
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	585,000
1,500,000	Transocean, Ltd. 6.000%, 03/15/18	1,626,657
1,000,000	XTO Energy, Inc. 4.625%, 06/15/13	1,071,762

		9,530,935

	Financials (5.5%)
1,000,000	Bank of America Corp. 5.650%, 05/01/18	1,011,049
1,500,000	Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,638,547
1,000,000	BlackRock, Inc. 3.500%, 12/10/14	1,003,325
1,500,000	BP Capital Markets, PLC 5.250%, 11/07/13	1,656,507
1,000,000	CME Group, Inc. 5.750%, 02/15/14	1,104,177
1,500,000	JPMorgan Chase & Company 6.000%, 10/01/17	1,612,092
2,000,000	MetLife, Inc.* 2.875%, 09/17/12	2,036,010
1,000,000	US Bancorp 4.200%, 05/15/14	1,054,231

		11,115,938

	Health Care (4.8%)
1,500,000	Beckman Coulter, Inc. 6.000%, 06/01/15	1,663,383
500,000	Bio-Rad Laboratories, Inc. 6.125%, 12/15/14	500,000
1,500,000	Biogen Idec, Inc. 6.000%, 03/01/13	1,607,600
500,000	Boston Scientific Corp. 6.000%, 06/15/11	525,354
2,000,000	Express Scripts, Inc. 5.250%, 06/15/12	2,147,028
1,000,000	Pfizer, Inc. 5.350%, 03/15/15	1,110,261
1,000,000	Roche Holding, AG* 4.500%, 03/01/12	1,065,596
1,000,000	Zimmer Holdings, Inc. 4.625%, 11/30/19	1,006,989

		9,626,211

	Industrials (5.1%)
1,500,000	Eaton Corp. 5.750%, 07/15/12	1,636,326
1,500,000	Emerson Electric Company 4.125%, 04/15/15	1,590,208
1,000,000	ITT Corp. 6.125%, 05/01/19	1,108,537

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,500,000		Joy Global, Inc. 6.000%, 11/15/16	$1,601,541
1,000,000		Northrop Grumman Corp. 3.700%, 08/01/14	1,032,218
500,000		Tyco International, Ltd. 8.500%, 01/15/19	628,147
1,500,000		United Parcel Service, Inc. 3.875%, 04/01/14	1,587,999
1,000,000		Waste Management, Inc. 7.375%, 08/01/10	1,031,980

			10,216,956

		Information Technology (4.4%)
1,000,000		Adobe Systems, Inc. 3.250%, 02/01/15	1,005,644
500,000		Affiliated Computer Services, Inc. 4.700%, 06/01/10	503,125
500,000		Agilent Technologies, Inc. 6.500%, 11/01/17	545,171
		Brocade Communications Systems, Inc.*
500,000		6.625%, 01/15/18	508,750
100,000		6.875%, 01/15/20	102,500
1,000,000		CA, Inc. 5.375%, 12/01/19	1,027,548
1,000,000		Cisco Systems, Inc. 5.500%, 02/22/16	1,121,781
1,050,000		International Business Machines Corp. 2.100%, 05/06/13	1,058,645
500,000		Lexmark International, Inc. 6.650%, 06/01/18	508,398
1,500,000		Oracle Corp. 3.750%, 07/08/14	1,571,407
1,000,000		Xerox Corp. 7.625%, 06/15/13	1,023,637

			8,976,606

		Materials (4.8%)
1,000,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	1,195,867
1,000,000		Anglo American, PLC* 9.375%, 04/08/14	1,212,105
1,000,000		Barrick Gold Corp. 6.950%, 04/01/19	1,150,247
1,500,000		BHP Billiton, Ltd. 6.500%, 04/01/19	1,722,667
1,000,000		Dow Chemical Company 4.850%, 08/15/12	1,068,811
500,000		Mosaic Company* 7.375%, 12/01/14	536,568
1,000,000		Newmont Mining Corp. 5.125%, 10/01/19	1,014,632
750,000		Sealed Air Corp.* 7.875%, 06/15/17	792,785
1,000,000		Vale Capital, Ltd. 5.625%, 09/15/19	1,020,964

			9,714,646

		Telecommunication Services (3.7%)
1,000,000		AT&T, Inc. 5.800%, 02/15/19	1,068,501
2,000,000		Cellco Partnership / Verizon Wireless Capital, LLC 3.750%, 05/20/11	2,067,660
2,150,000		Deutsche Telekom, AG 8.500%, 06/15/10	2,210,243
2,000,000		Telefonica Europe, BV 7.750%, 09/15/10	2,084,298

			7,430,702

		Utilities (1.1%)
2,000,000		Consolidated Edison Company of New York, Inc. 6.650%, 04/01/19	2,317,486

		TOTAL CORPORATE BONDS (Cost $82,974,211)	89,018,483

SOVEREIGN BONDS (4.2%)
200,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	1,038,842
2,150,000	AUD	Government of Australia 6.250%, 06/15/14	1,994,660
3,000,000	CAD	Government of Canada 3.000%, 06/01/14	2,886,481
15,000,000	NOK	Government of Norway 6.000%, 05/16/11	2,648,874

		TOTAL SOVEREIGN BONDS (Cost $8,571,582)	8,568,857

U.S. GOVERNMENT AND AGENCY SECURITIES (17.9%)
2,000,000		Federal Home Loan Mortgage Corp. 3.625%, 08/25/14	2,027,446
		Federal National Mortgage Association
3,000,000		3.000%, 10/29/14	3,001,359
3,000,000		2.000%, 01/15/13	3,005,442
2,000,000		3.500%, 08/25/14	2,022,678
		United States Treasury Note
10,000,000		0.750%, 11/30/11	10,005,860
9,000,000		1.000%, 12/31/11	9,038,673
5,000,000		2.625%, 07/31/14	5,110,550
1,000,000		3.625%, 08/15/19	1,002,891
1,000,000		1.875%, 06/15/12	1,019,766

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $36,090,969)	36,234,665

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

ASSET BACKED SECURITIES (2.5%)
1,000,000	Ford Credit Auto Owner Trust 4.500%, 07/15/14	$1,069,047
1,145,000	Honda Auto Receivables Owner Trust 4.880%, 09/18/14	1,210,136
2,750,000	Volkswagen Auto Lease Trust 2009 Series A 3.410%, 04/16/12	2,832,026

	TOTAL ASSET BACKED SECURITIES (Cost $4,890,693)	5,111,209

COMMERCIAL MORTGAGE BACKED SECURITIES (2.5%)
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc.‡ 4.750%, 02/13/46	2,971,396
2,000,000	LB-UBS Commercial Mortgage Trust‡ 4.559%, 09/15/27	2,034,220

	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,576,047)	5,005,616

RESIDENTIAL MORTGAGE BACKED SECURITIES (23.4%)
5,080,527	Federal Home Loan Mortgage Corp. 6.000%, 04/01/38	5,449,237
	Federal National Mortgage Association
9,000,000	5.500%, 02/01/40†	9,534,375
6,000,000	5.000%, 02/01/25†	6,336,564
5,241,576	6.000%, 06/01/37	5,615,716
4,149,632	5.672%, 11/01/37‡	4,399,273
4,018,839	5.000%, 02/01/39	4,182,571
3,109,813	5.500%, 06/01/37	3,298,999
2,354,133	5.000%, 05/01/37	2,450,043
2,057,780	6.500%, 03/01/38	2,223,633
1,427,723	4.728%, 05/01/38‡	1,494,749
1,414,747	6.000%, 05/01/37	1,515,730
800,503	6.500%, 06/01/36	866,022

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $45,978,998)	47,366,912

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (12.8%)
25,990,367	Fidelity Prime Money Market Fund - Institutional Class (Cost $25,990,367)	25,990,367

TOTAL INVESTMENTS (107.3%) (Cost $209,072,867)		217,296,109

LIABILITIES, LESS OTHER ASSETS (-7.3%)		(14,743,752)

NET ASSETS (100.0%)		$202,552,357

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $5,106,496 or 2.5% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2010.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (74.0%)
		Consumer Discretionary (11.4%)
3,000,000		DISH Network Corp. 7.750%, 05/31/15	$3,105,000
1,650,000		Expedia, Inc. 7.456%, 08/15/18	1,808,813
		General Motors Corp.
2,500,000		7.200%, 01/15/11	693,750
200,000		7.125%, 07/15/13	55,000
1,800,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	1,548,000
3,000,000		Hanesbrands, Inc.‡ 8.000%, 12/15/16	3,090,000
2,000,000		J.C. Penney Company, Inc. 5.750%, 02/15/18	1,970,000
1,500,000		Jarden Corp. 7.500%, 05/01/17	1,515,000
2,000,000		Liberty Media Corp. 8.250%, 02/01/30	1,830,000
3,000,000		Mandalay Resort Group 7.625%, 07/15/13	2,662,500
2,800,000		NetFlix, Inc.* 8.500%, 11/15/17	2,968,000
300,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	307,500
		Royal Caribbean Cruises, Ltd.
2,750,000		7.500%, 10/15/27	2,416,562
1,000,000		7.250%, 03/15/18	967,500
2,750,000		Service Corp. International 7.500%, 04/01/27	2,557,500
500,000		Sotheby’s Holdings, Inc. 7.750%, 06/15/15	495,000
2,500,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	2,668,750
1,551,000		Warnaco Group, Inc. 8.875%, 06/15/13	1,595,591
1,000,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	1,518,576

			33,773,042

		Consumer Staples (4.1%)
2,750,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,777,500
610,000		Del Monte Foods Company* 7.500%, 10/15/19	629,825
1,200,000		NBTY, Inc. 7.125%, 10/01/15	1,218,000
4,000,000		Reynolds American, Inc. 7.625%, 06/01/16	4,522,156
3,000,000		Smithfield Foods, Inc. 7.750%, 05/15/13	2,902,500

			12,049,981

		Energy (17.9%)
700,000		Arch Coal, Inc.* 8.750%, 08/01/16	749,000
1,000,000		Arch Western Finance, LLC 6.750%, 07/01/13	995,000
1,850,000		Berry Petroleum Company 10.250%, 06/01/14	2,035,000
2,775,000		Bristow Group, Inc. 7.500%, 09/15/17	2,809,687
2,000,000		Chesapeake Energy Corp. 9.500%, 02/15/15	2,190,000
2,900,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,885,500
2,850,000		Comstock Resources, Inc. 8.375%, 10/15/17	2,971,125
2,920,000		Concho Resources, Inc. 8.625%, 10/01/17	3,058,700
3,380,000		Frontier Oil Corp. 8.500%, 09/15/16	3,549,000
3,100,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	3,092,250
1,390,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	1,431,700
3,740,000		Hornbeck Offshore Services, Inc.* 8.000%, 09/01/17	3,796,100
2,600,000		Mariner Energy, Inc. 11.750%, 06/30/16	2,944,500
2,400,000		Petrohawk Energy Corp. 7.125%, 04/01/12	2,406,000
		Petroplus Holdings, AG*
2,250,000		9.375%, 09/15/19	2,238,750
1,000,000		7.000%, 05/01/17	902,500
700,000		6.750%, 05/01/14	651,000
3,300,000		Pride International, Inc. 8.500%, 06/15/19	3,795,000
		Range Resources Corp.
1,500,000		7.500%, 10/01/17	1,563,750
630,000		8.000%, 05/15/19	674,100
2,000,000		Superior Energy Services, Inc. 6.875%, 06/01/14	1,990,000
		Swift Energy Company
2,660,000		8.875%, 01/15/20	2,793,000
875,000		7.125%, 06/01/17	842,188
2,000,000		Williams Companies, Inc. 8.750%, 03/15/32	2,500,948

			52,864,798

		Financials (3.7%)
1,000,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	1,012,500
4,000,000		Janus Capital Group, Inc. 6.950%, 06/15/17	3,965,748
		Leucadia National Corp.
1,770,000		8.125%, 09/15/15	1,818,675
1,185,000		7.000%, 08/15/13	1,211,663

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,800,000		Nuveen Investments, Inc. 10.500%, 11/15/15	$2,604,000
350,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	352,625

			10,965,211

		Health Care (1.6%)
		Bio-Rad Laboratories, Inc.
2,500,000		7.500%, 08/15/13	2,562,500
1,000,000		8.000%, 09/15/16	1,042,500
1,000,000		Community Health Systems, Inc. 8.875%, 07/15/15	1,036,250

			4,641,250

		Industrials (12.8%)
3,300,000		BE Aerospace, Inc. 8.500%, 07/01/18	3,465,000
3,050,000		Belden, Inc. 7.000%, 03/15/17	2,981,375
500,000		Clean Harbors, Inc. 7.625%, 08/15/16	510,000
2,325,000		Cummins, Inc. 7.125%, 03/01/28	2,329,501
3,665,000		Deluxe Corp. 7.375%, 06/01/15	3,509,237
1,000,000		Gardner Denver, Inc. 8.000%, 05/01/13	972,500
2,425,000		General Cable Corp. 7.125%, 04/01/17	2,394,688
750,000		GEO Group, Inc.* 7.750%, 10/15/17	768,750
1,850,000		Interline Brands, Inc. 8.125%, 06/15/14	1,868,500
1,075,000		Joy Global, Inc. 6.625%, 11/15/36	1,028,255
3,085,000		Kansas City Southern 13.000%, 12/15/13	3,624,875
3,100,000		Spirit AeroSystems Holdings, Inc.* 7.500%, 10/01/17	3,138,750
2,500,000		SPX Corp. 7.625%, 12/15/14	2,606,250
		Terex Corp.
1,730,000		7.375%, 01/15/14	1,742,975
800,000		8.000%, 11/15/17	768,000
2,050,000		Triumph Group, Inc.* 8.000%, 11/15/17	2,085,875
4,025,000		Wesco Distribution, Inc.~ 7.500%, 10/15/17	3,944,500

			37,739,031

		Information Technology (8.8%)
3,300,000		Amkor Technology, Inc. 9.250%, 06/01/16	3,465,000
		Anixter International, Inc.
3,075,000		10.000%, 03/15/14	3,409,406
800,000		5.950%, 03/01/15	761,000
640,000		Brocade Communications Systems, Inc.* 6.875%, 01/15/20	656,000
1,000,000		Celestica, Inc. 7.625%, 07/01/13	1,038,750
3,164,000		Flextronics International, Ltd. 6.500%, 05/15/13	3,211,460
4,280,000		Jabil Circuit, Inc. 8.250%, 03/15/18	4,675,900
220,000		JDA Software Group, Inc.* 8.000%, 12/15/14	228,800
2,000,000		Lender Processing Services, Inc. 8.125%, 07/01/16	2,142,500
738,000		Lexmark International, Inc. 6.650%, 06/01/18	750,395
1,000,000		Motorola, Inc. 6.500%, 09/01/25	893,438
1,130,000		National Semiconductor Corp. 6.600%, 06/15/17	1,185,341
1,500,000		Seagate Technology 6.800%, 10/01/16	1,501,875
2,000,000		Xerox Corp.~ 8.000%, 02/01/27	1,984,546

			25,904,411

		Materials (9.0%)
400,000		Airgas, Inc.* 7.125%, 10/01/18	421,000
500,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	467,308
2,900,000		Anglo American, PLC* 9.375%, 04/08/14	3,515,104
720,000		Ashland, Inc.* 9.125%, 06/01/17	786,600
1,800,000		Ball Corp. 7.375%, 09/01/19	1,885,500
1,493,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,362,362
3,700,000		Greif, Inc. 7.750%, 08/01/19	3,838,750
		Nalco Holding Company
1,740,000		8.250%, 05/15/17*	1,853,100
500,000	EUR	9.000%, 11/15/13	717,513
2,760,000		Silgan Holdings, Inc. 7.250%, 08/15/16	2,877,300
2,800,000		Southern Copper Corp. 7.500%, 07/27/35	2,836,266
2,800,000		Steel Dynamics, Inc. 7.750%, 04/15/16	2,877,000
2,265,000		Terra Industries, Inc.* 7.750%, 11/01/19	2,366,925
		Union Carbide Corp.
645,000		7.875%, 04/01/23	614,096
350,000		7.500%, 06/01/25	326,216

			26,745,040

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Telecommunication Services (3.4%)
		Frontier Communications Corp.
2,500,000		7.875%, 01/15/27	$2,281,250
100,000		9.000%, 08/15/31	99,500
1,000,000		Leap Wireless International, Inc. 9.375%, 11/01/14	1,000,000
3,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	2,685,000
3,935,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	3,954,675

			10,020,425

		Utilities (1.3%)
3,150,000		Edison Mission Energy 7.500%, 06/15/13	3,008,250
1,000,000		Energy Future Holdings Corp. 10.250%, 11/01/15	787,500

			3,795,750

		TOTAL CORPORATE BONDS (Cost $206,273,103)	218,498,939

CONVERTIBLE BONDS (8.2%)
		Energy (1.7%)
2,300,000		Global Industries, Ltd. 2.750%, 08/01/27	1,472,000
100,000		Petrobank Energy & Resources, Ltd.* 5.125%, 07/10/15	147,125
3,390,000		St. Mary Land & Exploration Company 3.500%, 04/01/27	3,339,150

			4,958,275

		Industrials (0.5%)
1,700,000		Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	1,319,625

		Information Technology (2.1%)
2,620,000		ADC Telecommunications, Inc. 3.500%, 07/15/15	1,997,750
1,300,000		ON Semiconductor Corp. 2.625%, 12/15/26	1,287,000
3,500,000		VeriSign, Inc. 3.250%, 08/15/37	2,935,625

			6,220,375

		Materials (3.9%)
700,000		Anglo American, PLC 4.000%, 05/07/14	1,078,350
2,900,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	3,161,000
3,770,000		Newmont Mining Corp. 3.000%, 02/15/12	4,401,475
		Sino-Forest Corp.*
1,500,000		5.000%, 08/01/13	1,715,625
1,160,000		4.250%, 12/15/16	1,233,950

			11,590,400

		TOTAL CONVERTIBLE BONDS (Cost $22,837,665)	24,088,675

SOVEREIGN BOND (0.9%)
500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $2,870,708)	2,597,103

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (10.3%)
		Consumer Staples (2.9%)
120,000		Archer-Daniels-Midland Company 6.250%	5,148,000
		Bunge, Ltd.
14,000		4.875%	1,230,250
3,900		5.125%	2,322,937

			8,701,187

		Financials (3.6%)
160,000		Affiliated Managers Group, Inc. 5.150%	5,280,000
2,950		Bank of America Corp. 7.250%	2,669,750
2,850		Wells Fargo & Company 7.500%	2,686,410

			10,636,160

		Health Care (1.0%)
2,500		Mylan, Inc. 6.500%	2,812,500

		Materials (2.8%)
41,750		Freeport-McMoRan Copper & Gold, Inc. 6.750%	4,110,288
55,000		Vale, SA 6.750%	4,152,500

			8,262,788

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,698,059)	30,412,635

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.1%)+*
		Energy (3.1%)
42,500		BNP Paribas, SA (ENSCO International, Inc.) 12.000%, 07/26/10	1,707,225
20,000		Credit Suisse Group (Noble Energy, Inc.) 12.000%, 06/18/10	1,434,000
15,700		Deutsche Bank, AG (Apache Corp.) 8.000%, 06/10/10	1,541,740
49,000		Goldman Sachs Group, Inc. (Halliburton Company) 12.000%, 04/30/10	1,445,010

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
UNITS		VALUE

42,000	Goldman Sachs Group, Inc. (Noble Corp.) 12.000%, 06/30/10	$1,715,280
21,900	JPMorgan Chase & Company (Devon Energy Corp.) 8.000%, 05/28/10	1,467,300

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $9,383,140)	9,310,555

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (1.0%)
2,929,562	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,929,562)	2,929,562

TOTAL INVESTMENTS (97.5%) (Cost $269,992,237)		287,837,469

OTHER ASSETS, LESS LIABILITIES (2.5%)		7,281,714

NET ASSETS (100.0%)		$295,119,183

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $19,714,609 or 6.7% of net assets.
~	Security, or portion of security, is segregated as collateral for written options aggregating a total value of $5,929,046.
+	Structured equity linked securities are designed to simulate the characteristics of the security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (30.5%)
	Consumer Discretionary (2.6%)
7,900,000	Coinstar, Inc. 4.000%, 09/01/14	$7,603,750
3,600,000	D.R. Horton, Inc. 2.000%, 05/15/14	4,140,000
5,000,000	Eastman Kodak Company* 7.000%, 04/01/17	5,575,000
3,200,000	Eddie Bauer Holdings, Inc.** 5.250%, 04/01/14	40,000
9,000,000	Gaylord Entertainment Company* 3.750%, 10/01/14	8,797,500
12,250,000	Interpublic Group of Companies, Inc.~ 4.250%, 03/15/23	12,158,125
4,000,000	JAKKS Pacific, Inc.* 4.500%, 11/01/14	3,955,000
2,000,000	Virgin Media, Inc.* 6.500%, 11/15/16	2,180,000

		44,449,375

	Consumer Staples (1.9%)
6,900,000	Archer-Daniels-Midland Company~ 0.875%, 02/15/14	7,038,000
3,200,000	Chattem, Inc. 1.625%, 05/01/14	4,396,000
10,650,000	Smithfield Foods, Inc.~ 4.000%, 06/30/13	10,437,000
9,900,000	Tyson Foods, Inc. - Series A~ 3.250%, 10/15/13	10,778,625

		32,649,625

	Energy (1.2%)
12,900,000	Alpha Natural Resources, Inc.~ 2.375%, 04/15/15	13,835,250
7,310,000	James River Coal Company* 4.500%, 12/01/15	6,478,488

		20,313,738

	Financials (1.3%)
7,000,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	6,851,250
12,500,000	Jefferies Group, Inc. 3.875%, 11/01/29	12,578,125
4,000,000	PHH Corp.* 4.000%, 09/01/14	3,920,000

		23,349,375

	Health Care (6.7%)
4,600,000	AMERIGROUP Corp. 2.000%, 05/15/12	4,375,750
5,500,000	BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	6,125,625
12,000,000	Cephalon, Inc.~ 2.500%, 05/01/14	13,410,000
14,100,000	Charles River Laboratories International, Inc.~ 2.250%, 06/15/13	13,976,625
4,000,000	Conceptus, Inc.~ 2.250%, 02/15/27	3,860,000
2,000,000	Gilead Sciences, Inc. 0.500%, 05/01/11	2,560,000
9,000,000	Henry Schein, Inc. 3.000%, 08/15/34	10,901,250
5,050,000	HLTH Corp. 3.125%, 09/01/25	5,807,500
3,000,000	Incyte Corp.* 4.750%, 10/01/15	4,312,500
17,550,000	Millipore Corp.~ 3.750%, 06/01/26	17,857,125
9,900,000	Mylan, Inc. 1.250%, 03/15/12	10,147,500
3,000,000	NuVasive, Inc. 2.250%, 03/15/13	2,820,000
6,800,000	Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16	7,089,000
4,200,000	OSI Pharmaceuticals, Inc. 2.000%, 12/15/25	5,187,000
2,900,000	SonoSite, Inc. 3.750%, 07/15/14	2,845,625
7,000,000	Thoratec Corp.‡ 1.380%, 05/16/34	6,072,500

		117,348,000

	Industrials (3.2%)
15,100,000	Alliant Techsystems, Inc.~ 2.750%, 09/15/11	15,420,875
14,000,000	Covanta Holding Corp.~ 1.000%, 02/01/27	13,037,500
4,570,000	Energy Conversion Devices, Inc. 3.000%, 06/15/13	3,107,600
7,400,000	General Cable Corp.~ 0.875%, 11/15/13	6,493,500
7,800,000	Orbital Sciences Corp. 2.438%, 01/15/27	7,546,500
4,800,000	United Rentals, Inc. 4.000%, 11/15/15	4,740,000
5,200,000	WESCO International, Inc. 2.625%, 10/15/25	5,167,500

		55,513,475

	Information Technology (10.3%)
10,900,000	Alliance Data Systems Corp. 1.750%, 08/01/13	10,518,500
6,400,000	Ciena Corp. 0.875%, 06/15/17	4,200,000
11,600,000	CommScope, Inc.~ 3.250%, 07/01/15	14,079,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

6,425,000	Comtech Telecommunications Corp.* 3.000%, 05/01/29	$7,501,187
13,500,000	EMC Corp. 1.750%, 12/01/11	15,761,250
	Equinix, Inc.
7,000,000	4.750%, 06/15/16	9,502,500
820,000	2.500%, 04/15/12	865,100
7,400,000	FEI Company~ 2.875%, 06/01/13	7,474,000
3,000,000	Finisar Corp.* 5.000%, 10/15/29	3,675,000
7,900,000	GSI Commerce, Inc. 2.500%, 06/01/27	7,860,500
13,100,000	Informatica Corp.~ 3.000%, 03/15/26	16,571,500
10,050,000	Lawson Software Americas, Inc.~ 2.500%, 04/15/12	9,949,500
11,900,000	Macrovision Solutions Corp. 2.625%, 08/15/11	13,804,000
	Mentor Graphics Corp.
7,160,000	6.250%, 03/01/26	7,043,650
2,930,000	1.928%, 08/06/23‡	2,871,400
13,800,000	NetApp, Inc.~ 1.750%, 06/01/13	15,335,250
3,000,000	Salesforce.com, Inc.* 0.750%, 01/15/15	2,857,500
5,000,000	Take-Two Interactive Software, Inc. 4.375%, 06/01/14	5,606,250
4,000,000	TeleCommunication Systems, Inc.* 4.500%, 11/01/14	4,485,000
2,500,000	THQ, Inc.* 5.000%, 08/15/14	2,321,875
3,300,000	TTM Technologies, Inc. 3.250%, 05/15/15	3,085,500
2,300,000	Veeco Instruments, Inc. 4.125%, 04/15/12	2,955,500
5,000,000	Verigy, Ltd.* 5.250%, 07/15/14	5,487,500
6,000,000	VeriSign, Inc.~ 3.250%, 08/15/37	5,032,500

		178,844,462

	Materials (2.2%)
17,000,000	Goldcorp, Inc.* 2.000%, 08/01/14	18,190,000
6,000,000	Jaguar Mining, Inc.* 4.500%, 11/01/14	6,052,500
15,200,000	Kinross Gold Corp.~ 1.750%, 03/15/28	14,706,000

		38,948,500

	Telecommunication Services (1.1%)
	SBA Communications Corp.
9,500,000	1.875%, 05/01/13	9,606,875
1,200,000	4.000%, 10/01/14*	1,536,000
7,800,000	tw telecom, Inc. 2.375%, 04/01/26	8,112,000

		19,254,875

	TOTAL CONVERTIBLE BONDS (Cost $520,201,230)	530,671,425

SYNTHETIC CONVERTIBLE SECURITIES (2.9%)
Corporate Bonds (2.6%)
	Energy (1.3%)
3,900,000	Arch Western Finance, LLC 6.750%, 07/01/13	3,880,500
4,910,000	Bristow Group, Inc. 6.125%, 06/15/13	4,910,000
2,300,000	Chesapeake Energy Corp. 7.500%, 09/15/13	2,346,000
4,000,000	Pride International, Inc. 7.375%, 07/15/14	4,150,000
3,000,000	Superior Energy Services, Inc. 6.875%, 06/01/14	2,985,000
	Whiting Petroleum Corp.
2,410,000	7.250%, 05/01/13	2,452,175
1,042,000	7.250%, 05/01/12	1,052,420

		21,776,095

	Health Care (0.4%)
6,674,000	Bio-Rad Laboratories, Inc. 6.125%, 12/15/14	6,674,000

	Industrials (0.2%)
4,300,000	Trinity Industries, Inc. 6.500%, 03/15/14	4,353,750

	Information Technology (0.5%)
3,000,000	Anixter International, Inc. 10.000%, 03/15/14	3,326,250
4,487,000	Flextronics International, Ltd. 6.500%, 05/15/13	4,554,305

		7,880,555

	Materials (0.1%)
2,000,000	Silgan Holdings, Inc. 7.250%, 08/15/16	2,085,000

	Utilities (0.1%)
1,900,000	Edison Mission Energy 7.500%, 06/15/13	1,814,500

	TOTAL CORPORATE BONDS	44,583,900

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.3%)#
	Consumer Discretionary (0.1%)
600	Panera Bread Company Call, 01/21/12, Strike $60.00	$1,224,000

	Industrials (0.1%)
450	First Solar, Inc. Call, 01/22/11, Strike $120.00	847,125
1,000	J.B. Hunt Transport Services, Inc. Call, 01/22/11, Strike $35.00	230,000

		1,077,125

	Information Technology (0.1%)
150	Baidu.com, Inc. Call, 01/22/11, Strike $400.00	1,157,250
185	MasterCard, Inc. Call, 01/21/12, Strike $220.00	1,175,675

		2,332,925

	TOTAL PURCHASED OPTIONS	4,634,050

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $48,433,429)	49,217,950

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (0.9%)
	Consumer Staples (0.4%)
20,000	Archer-Daniels-Midland Company 6.250%	858,000
10,500	Bunge, Ltd. 5.125%	6,254,063

		7,112,063

	Telecommunication Services (0.5%)
145,000	Crown Castle International Corp.~ 6.250%	8,292,187

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,177,008)	15,404,250

COMMON STOCKS (59.7%)
	Consumer Discretionary (4.7%)
157,000	Amazon.com, Inc.#	19,689,370
98,500	Apollo Group, Inc. - Class A#	5,968,115
126,000	Carnival Corp.#	4,199,580
115,000	Coach, Inc.	4,011,200
273,500	Comcast Corp. - Class A	4,329,505
310,000	Home Depot, Inc.	8,683,100
80,000	McDonald’s Corp.	4,994,400
168,700	Nike, Inc. - Class B	10,754,625
25,000	Priceline.com, Inc.#	4,883,750
210,000	Starbucks Corp.#	4,575,900
85,000	Target Corp.	4,357,950
169,300	Walt Disney Company	5,002,815

		81,450,310

	Consumer Staples (7.2%)
215,000	Avon Products, Inc.	6,480,100
340,000	Coca-Cola Company	18,445,000
24,300	Colgate-Palmolive Company	1,944,729
135,000	Costco Wholesale Corp.	7,753,050
105,000	Kimberly-Clark Corp.	6,235,950
160,800	PepsiCo, Inc.	9,586,896
269,500	Philip Morris International, Inc.	12,264,945
422,800	Procter & Gamble Company	26,023,340
424,500	Wal-Mart Stores, Inc.	22,681,035
354,000	Walgreen Company	12,761,700

		124,176,745

	Energy (8.2%)
156,000	Anadarko Petroleum Corp.	9,949,680
171,000	Apache Corp.	16,889,670
85,000	Cameron International Corp.#	3,201,100
211,500	Chevron Corp.	15,253,380
155,000	ConocoPhillips	7,440,000
270,200	Devon Energy Corp.	18,079,082
120,000	ENSCO International, PLC	4,683,600
275,550	Exxon Mobil Corp.	17,753,686
399,000	Halliburton Company	11,654,790
80,000	Noble Corp.	3,225,600
95,000	Noble Energy, Inc.	7,024,300
304,200	Schlumberger, Ltd.	19,304,532
42,984	Transocean, Ltd.#	3,642,464
99,000	XTO Energy, Inc.	4,412,430

		142,514,314

	Financials (6.6%)
150,000	Aflac, Inc.	7,264,500
85,000	Aon Corp.	3,306,500
225,900	Bank of America Corp.	3,429,162
14,250	CME Group, Inc.	4,087,185
95,600	Franklin Resources, Inc.	9,467,268
68,500	Goldman Sachs Group, Inc.	10,187,320
470,000	Janus Capital Group, Inc.	5,738,700
537,700	JPMorgan Chase & Company	20,938,038
134,140	MetLife, Inc.	4,737,825
45,000	Prudential Financial, Inc.	2,249,550
115,000	T. Rowe Price Group, Inc.	5,706,300
85,000	Travelers Companies, Inc.	4,306,950

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

627,500	US Bancorp	$15,737,700
625,000	Wells Fargo & Company	17,768,750

		114,925,748

	Health Care (7.7%)
257,800	Abbott Laboratories	13,647,932
284,000	Amgen, Inc.#	16,608,320
90,000	Baxter International, Inc.	5,183,100
245,200	Bristol-Myers Squibb Company	5,973,072
140,000	Celgene Corp.#	7,949,200
80,000	Eli Lilly and Company	2,816,000
457,500	Johnson & Johnson	28,758,450
405,000	Medtronic, Inc.	17,370,450
194,200	Merck & Company, Inc.	7,414,556
693,600	Pfizer, Inc.	12,942,576
155,000	Thermo Fisher Scientific, Inc.#	7,153,250
80,000	Waters Corp.#	4,558,400
55,000	Zimmer Holdings, Inc.#	3,097,600

		133,472,906

	Industrials (5.9%)
239,000	3M Company	19,237,110
114,600	Boeing Company	6,944,760
30,000	Burlington Northern Santa Fe Corp.	2,991,900
35,000	Caterpillar, Inc.	1,828,400
61,000	Danaher Corp.	4,352,350
75,000	Eaton Corp.	4,593,000
58,000	FedEx Corp.	4,544,300
60,000	Fluor Corp.	2,720,400
66,000	General Dynamics Corp.	4,412,100
727,500	General Electric Company	11,698,200
229,000	Honeywell International, Inc.	8,848,560
45,000	Union Pacific Corp.	2,722,500
82,500	United Parcel Service, Inc.	4,766,025
345,000	United Technologies Corp.	23,280,600

		102,940,205

	Information Technology (13.8%)
208,250	Apple, Inc.~#	40,008,990
1,225,000	Cisco Systems, Inc.#	27,525,750
95,000	Cognizant Technology Solutions Corp.#	4,147,700
150,000	Corning, Inc.	2,712,000
175,000	Dell, Inc.#	2,257,500
800,000	eBay, Inc.#	18,416,000
64,400	Google, Inc.#	34,094,648
288,400	Hewlett-Packard Company	13,574,988
1,015,500	Intel Corp.	19,700,700
169,200	International Business Machines Corp.	20,708,388
1,178,400	Microsoft Corp.	33,207,312
517,000	Oracle Corp.	11,922,020
167,100	QUALCOMM, Inc.	6,548,649
270,000	Symantec Corp.#	4,576,500

		239,401,145

	Materials (2.2%)
123,000	E.I. du Pont de Nemours and Company	4,011,030
200,000	Freeport-McMoRan Copper & Gold, Inc.#	13,338,000
52,000	Monsanto Company	3,945,760
224,000	Newmont Mining Corp.	9,600,640
90,000	Nucor Corp.	3,672,000
45,000	PPG Industries, Inc.	2,640,600

		37,208,030

	Telecommunication Services (1.5%)
535,100	AT&T, Inc.	13,570,136
445,000	Verizon Communications, Inc.	13,091,900

		26,662,036

	Utilities (1.9%)
215,000	Dominion Resources, Inc.	8,053,900
244,600	Duke Energy Corp.	4,043,238
55,000	Entergy Corp.	4,197,050
117,000	Exelon Corp.	5,337,540
90,000	FPL Goup, Inc.	4,388,400
182,000	PG&E Corp.	7,687,680

		33,707,808

	TOTAL COMMON STOCKS (Cost $1,118,073,435)	1,036,459,247

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (1.2%)#
	Consumer Discretionary (0.0%)
670	JAKKS Pacific, Inc. Put, 06/19/10, Strike $7.50	21,775

	Other (1.2%)
	S & P 500 Index
1,250	Put, 04/17/10, Strike $1,035.00	3,893,750
1,000	Put, 06/19/10, Strike $1,100.00	7,525,000
900	Put, 03/20/10, Strike $1,050.00	2,416,500
600	Put, 06/19/10, Strike $1,130.00	5,553,000
300	Put, 05/22/10, Strike $1,100.00	2,056,500

		21,444,750

	TOTAL PURCHASED OPTIONS (Cost $15,923,556)	21,466,525

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (2.8%)
49,340,278	Fidelity Prime Money Market Fund - Institutional Class (Cost $49,340,278)	$49,340,278

TOTAL INVESTMENTS (98.0%) (Cost $1,769,148,936)		1,702,559,675

OTHER ASSETS, LESS LIABILITIES (2.0%)		34,153,160

NET ASSETS (100.0%)		$1,736,712,835

COMMON STOCKS SOLD SHORT (-15.4%)#
	Consumer Discretionary (-1.1%)
(120,700)	Coinstar, Inc.	(3,117,681)
(175,200)	D.R. Horton, Inc.	(2,065,608)
(450,000)	Eastman Kodak Company	(2,722,500)
(185,500)	Gaylord Entertainment Company	(3,569,020)
(258,000)	Interpublic Group of Companies, Inc.	(1,666,680)
(183,200)	JAKKS Pacific, Inc.	(2,015,200)
(38,000)	Panera Bread Company - Class A	(2,713,960)
(73,000)	Virgin Media, Inc.	(1,035,870)

		(18,906,519)

	Consumer Staples (-1.2%)
(115,100)	Archer-Daniels-Midland Company	(3,449,547)
(87,000)	Bunge, Ltd.	(5,114,730)
(32,600)	Chattem, Inc.	(3,046,796)
(313,700)	Smithfield Foods, Inc.	(4,724,322)
(337,000)	Tyson Foods, Inc. - Class A	(4,657,340)

		(20,992,735)

	Energy (-0.6%)
(177,900)	Alpha Natural Resources, Inc.	(7,224,519)
(157,100)	James River Coal Company	(2,458,615)

		(9,683,134)

	Financials (-0.4%)
(25,740)	Affiliated Managers Group, Inc.	(1,559,072)
(160,250)	Jefferies Group, Inc.	(4,092,785)
(104,200)	PHH Corp.	(1,817,248)

		(7,469,105)

	Health Care (-3.2%)
(44,000)	AMERIGROUP Corp.	(1,119,800)
(193,200)	BioMarin Pharmaceutical, Inc.	(3,753,876)
(108,500)	Cephalon, Inc.	(6,926,640)
(135,125)	Charles River Laboratories International, Inc.	(4,910,443)
(88,100)	Conceptus, Inc.	(1,710,021)
(41,600)	Gilead Sciences, Inc.	(2,008,032)
(145,000)	Henry Schein, Inc.	(7,837,250)
(239,100)	Incyte Corp.	(2,553,588)
(85,200)	Millipore Corp.	(5,876,244)
(250,700)	Mylan, Inc.	(4,570,261)
(38,400)	NuVasive, Inc.	(1,059,840)
(107,200)	Onyx Pharmaceuticals, Inc.	(3,083,072)
(99,700)	OSI Pharmaceuticals, Inc.	(3,411,734)
(47,635)	SonoSite, Inc.	(1,297,101)
(177,044)	Thoratec Corp.	(5,019,197)

		(55,137,099)

	Industrials (-1.2%)
(77,700)	Alliant Techsystems, Inc.	(6,135,969)
(212,030)	Covanta Holding Corp.	(3,710,525)
(6,200)	Energy Conversion Devices, Inc.	(56,482)
(18,000)	First Solar, Inc.	(2,039,400)
(87,900)	General Cable Corp.	(2,557,890)
(55,000)	J.B. Hunt Transport Services, Inc.	(1,686,300)
(134,950)	Orbital Sciences Corp.	(2,133,560)
(298,800)	United Rentals, Inc.	(2,393,388)
(30,100)	WESCO International, Inc.	(834,372)

		(21,547,886)

	Information Technology (-6.1%)
(90,200)	Alliance Data Systems Corp.	(5,363,292)
(10,200)	Baidu.com, Inc.	(4,199,442)
(100,700)	Ciena Corp.	(1,283,925)
(339,200)	CommScope, Inc.	(9,229,632)
(133,800)	Comtech Telecommunications Corp.	(4,731,168)
(420,500)	EMC Corp.	(7,009,735)
(77,200)	Equinix, Inc.	(7,428,956)
(183,500)	FEI Company	(3,816,800)
(210,300)	Finisar Corp.	(2,166,090)
(186,600)	GSI Commerce, Inc.	(4,247,016)
(554,065)	Informatica Corp.	(13,125,800)
(337,150)	Lawson Software Americas, Inc.	(2,043,129)
(11,000)	MasterCard, Inc.	(2,748,900)
(61,150)	Mentor Graphics Corp.	(490,423)
(332,800)	NetApp, Inc.	(9,694,464)
(306,300)	Rovi Corp.	(8,842,881)
(20,000)	Salesforce.com, Inc.	(1,271,000)
(327,900)	Take-Two Interactive Software, Inc.	(3,042,912)
(275,600)	TeleCommunication Systems, Inc.	(2,414,256)
(145,700)	THQ, Inc.	(734,328)
(136,700)	TTM Technologies, Inc.	(1,414,845)
(60,150)	Veeco Instruments, Inc.	(1,913,973)
(254,400)	Verigy, Ltd.	(2,757,696)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

(147,500)	VeriSign, Inc.	$(3,379,225)
(72,372)	WebMD Health Corp.	(2,821,060)

		(106,170,948)

	Materials (-0.8%)
(189,900)	Goldcorp, Inc.	(6,449,004)
(341,300)	Jaguar Mining, Inc.	(3,351,566)
(237,000)	Kinross Gold Corp.	(3,853,620)

		(13,654,190)

	Telecommunication Services (-0.8%)
(127,200)	Crown Castle International Corp.	(4,698,768)
(185,000)	SBA Communications Corp.	(6,121,650)
(249,000)	tw telecom, Inc.	(3,837,090)

		(14,657,508)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $251,329,822)	(268,219,124)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.9%)#
	Consumer Discretionary (-0.1%)
1,000	Coach, Inc. Call, 02/20/10, Strike $35.00	(95,000)
550	D.R. Horton, Inc. Call, 05/22/10, Strike $12.00	(64,625)
1,300	Eastman Kodak Company Call, 04/17/10, Strike $5.00	(188,500)
200	Priceline.com, Inc. Call, 07/17/10, Strike $260.00	(86,000)

		(434,125)

	Energy (0.0%)
650	Cameron International Corp. Call, 08/21/10, Strike $50.00	(53,625)

	Health Care (0.0%)
650	Incyte Corp. Call, 03/20/10, Strike $7.50	(214,500)

	Information Technology (0.0%)
175	Veeco Instruments, Inc. Call, 04/17/10, Strike $35.00	(37,187)

	Materials (0.0%)
825	Freeport-McMoRan Copper & Gold, Inc. Call, 05/22/10, Strike $95.00	(52,388)

	Other (-0.8%)
	S & P 500 Index
2,250	Call, 05/22/10, Strike $1,125.00	(5,636,250)
1,600	Call, 03/20/10, Strike $1,140.00	(1,120,000)
1,200	Call, 04/17/10, Strike $1,125.00	(2,100,000)
1,100	Call, 04/17/10, Strike $1,150.00	(1,144,000)
800	Call, 04/17/10, Strike $1,130.00	(1,272,000)
500	Call, 04/17/10, Strike $1,090.00	(1,602,500)
500	Call, 05/22/10, Strike $1,150.00	(840,000)
400	Call, 04/17/10, Strike $1,160.00	(328,000)
300	Call, 03/20/10, Strike $1,135.00	(243,000)

		(14,285,750)

	TOTAL WRITTEN OPTIONS (Premium $27,122,443)	(15,077,575)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $85,145,050 or 4.9% of net assets.
**	Eddie Bauer Holdings, Inc. filed for bankruptcy protection on June 17, 2009.
~	Security, or portion of security, is segregated as collateral for written options and securities sold short aggregating a total value of $160,873,767.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2010.
#	Non-income producing security.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 —	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of thirteen series, Growth Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Yield Fund, and Market Neutral Income Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered series of shares.

Fund Valuation. The valuation of the Funds’ securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities: Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the fund pays a premium whether or not the option is exercised. Additionally, the fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 —	INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:

					International
	Growth	Value	Blue Chip	Multi-Fund	Growth
	Fund	Fund	Fund	Blend	Fund

Cost basis of investments	$7,477,666,255	$62,326,696	$65,237,038	$21,313,708	$233,058,361

Gross unrealized appreciation	$1,164,185,503	$4,089,900	$5,796,213	$211,593	$20,921,774
Gross unrealized depreciation	$(657,257,369)	$(5,049,274)	$(3,377,125)	$(4,426,212)	$(10,629,757)

Net unrealized appreciation (depreciation)	$506,928,134	$(959,374)	$2,419,088	$(4,214,619)	$10,292,017

				Global Growth
	Evolving World	Global Equity	Growth and	and Income	Convertible
	Growth Fund	Fund	Income Fund	Fund	Fund

Cost basis of investments	$53,482,387	$37,684,272	$3,469,339,025	$861,857,488	$2,710,967,730

Gross unrealized appreciation	$5,074,563	$1,864,267	$414,530,887	$62,814,284	$365,774,850
Gross unrealized depreciation	$(2,084,846)	$(2,497,273)	$(125,535,119)	$(34,629,222)	$(46,219,595)

Net unrealized appreciation (depreciation)	$2,989,717	$(633,006)	$288,995,768	$28,185,062	$319,555,255

			Total Return	High Yield	Market Neutral
			Bond Fund	Fund	Income Fund

Cost basis of investments			$209,509,254	$270,923,305	$1,788,124,636

Gross unrealized appreciation			$8,113,737	$23,707,303	$75,078,834
Gross unrealized depreciation			$(326,882)	$(6,793,139)	$(160,643,795)

Net unrealized appreciation (depreciation)			$7,786,855	$16,914,164	$(85,564,961)

NOTE 3 —	SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 —	SYNTHETIC CONVERTIBLE SECURITIES

A Funds may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 —	WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 6 —	STRUCTURED EQUITY LINKED SECURITIES

The Funds may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 —	VALUATIONS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Growth Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$7,526,981,684	$—
Short Term Investment	82,963,630	—
Level 2 - Other significant observable inputs
Common Stocks	374,649,075	—

Total	$7,984,594,389	$—

	Value Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$53,426,325	$—
Short Term Investment	631,063	—
Level 2 - Other significant observable inputs
Common Stocks	7,309,934	—

Total	$61,367,322	$—

	Blue Chip Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$65,364,634	$—
Short Term Investment	1,899,918	—
Level 2 - Other significant observable inputs
Common Stocks	391,574	—

Total	$67,656,126	$—

	Multi-Fund Blend

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Investments in Affiliated Funds	$17,099,089	$—

	International Growth Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$81,310,792	$—
Purchased Options	584,250	—
Short Term Investment	8,252,572	—
Level 2 - Other significant observable inputs
Common Stocks	153,202,764	—

Total	$243,350,378	$—

	Evolving World Growth Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$17,453,345	$—
Convertible Preferred Stocks	890,968	—
Purchased Options	253,853	—
Short Term Investment	1,126,259	—
Level 2 - Other significant observable inputs
Common Stocks	25,820,803	—
Convertible Bonds	10,689,614	—
Convertible Preferred Stocks	237,262	—

Total	$56,472,104	$—

	Global Equity Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$24,725,302	$—
Purchased Options	85,690	—
Short Term Investment	986,102	—
Forward Foreign Currency Contracts	—	250,253
Level 2 - Other significant observable inputs
Common Stocks	11,254,172	—

Total	$37,051,266	$250,253

	Growth and Income Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$1,682,400,710	$—
Convertible Preferred Stocks	355,383,709	—
Synthetic Convertible Securities (Purchased Options)	23,556,340
Short Term Investment	57,914,620	—
Level 2 - Other significant observable inputs
Common Stocks	38,415,780	—
Convertible Bonds	1,306,218,943	—
Convertible Preferred Stocks	65,422,328	—
Synthetic Convertible Securities (Sovereign Bonds)	198,477,416
Structured Equity-Linked Securities	11,068,147
Level 3 - Significant Unobservable inputs		—
Convertible Bond	19,476,800	—

Total	$3,758,334,793	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
Valuation Inputs	Securities	Instruments	Total

Beginning Balance (as of November 1, 2009)	$19,064,000	$—	$19,064,000
Net realized gain (loss)	—	—	—
Change in net unrealized appreciation/depreciation	412,800	—	412,800
Purchases, issuances, and settlements	—	—	—
Transfers in and/or out of Level 3	—	—	—
Ending Balance (as of January 31, 2010)	—	—	—

Total	$19,476,800	$—	$19,476,800

	Global Growth and Income Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$211,883,152	$—
Convertible Preferred Stocks	51,736,486	—
Synthetic Convertible Securities (Purchased Options)	5,805,405
Short Term Investment	12,567,902	—
Forward Foreign Currency Contracts	—	6,919,884
Level 2 - Other significant observable inputs
Common Stocks	193,894,723	—
Convertible Bonds	344,001,469	—
Convertible Preferred Stocks	9,476,063	—
Synthetic Convertible Securities (Sovereign Bonds)	55,033,386	—
Structured Equity-Linked Securities	2,357,254	—
Level 3 - Significant Unobservable inputs		—
Convertible Bond	3,286,710	—

Total	$890,042,550	$6,919,884

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
Valuation Inputs	Securities	Instruments	Total

Beginning Balance (as of November 1, 2009)	$3,217,050	$—	$3,217,050
Net realized gain (loss)	—	—	—
Change in net unrealized appreciation/depreciation	69,660	—	69,660
Purchases, issuances, and settlements	—	—	—
Transfers in and/or out of Level 3	—	—	—
Ending Balance (as of January 31, 2010)	—	—	—

Total	$3,286,710	$—	$3,286,710

	Convertible Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$486,632,430	$—
Convertible Preferred Stocks	286,409,661	—
Synthetic Convertible Securities (Purchased Options)	30,013,055
Short Term Investment	41,011,851	—
Written Options	—	(596,250)
Forward Foreign Currency Contracts	—	3,104,478
Level 2 - Other significant observable inputs
Common Stocks	27,960,503	—
Convertible Bonds	1,899,384,067	—
Convertible Preferred Stocks	77,559,250	—
Synthetic Convertible Securities (Corporate Bonds, Sovereign Bonds)	173,013,508	—
Structured Equity-Linked Securities	8,538,660	—

Total	$3,030,522,985	$2,508,228

	Total Return Bond Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Short Term Investment	$25,990,367	$—
Level 2 - Other significant observable inputs
Corporate Bonds	89,018,483	—
U.S. Government and Agency Securities	36,234,665	—
Sovereign Bonds	8,568,857	—
Asset Backed Securities	5,111,209	—
Commercial Mortgage Backed Securities	5,005,616
Residential Mortgage Backed Securities	47,366,912	—

Total	$217,296,109	$—

	High Yield Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Convertible Preferred Stocks	$21,579,448	$—
Short Term Investment	2,929,562	—
Level 2 - Other significant observable inputs
Convertible Bonds	24,088,675	—
Corporate Bonds	218,498,939	—
Sovereign Bond	2,597,103	—
Convertible Preferred Stocks	8,833,187	—
Structured Equity-Linked Securities	9,310,555	—

Total	$287,837,469	$—

	Market Neutral Income Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments

Level 1 - Quoted Prices
Common Stocks	$1,036,459,247	$(268,219,124)	$—
Convertible Preferred Stocks	858,000	—	—
Synthetic Convertible Securities (Purchased Options)	4,634,050
Purchased Options	21,466,525	—	—
Short Term Investment	49,340,278	—	—
Written Options			(15,077,575)
Level 2 - Other significant observable inputs
Convertible Bonds	530,671,425	—	—
Synthetic Convertible Securities (Corporate Bonds)	44,583,900	—	—
Convertible Preferred Stocks	14,546,250	—	—

Total	$1,702,559,675	$(268,219,124)	$(15,077,575)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010